As Filed with the Securities and Exchange Commission on February 22, 2021

REGISTRATION NOS. 333-160722 and 811-04001

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☒
Post-Effective Amendment No. 12

And/or

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 287

(Check Appropriate Box or Boxes)

METROPOLITAN LIFE SEPARATE ACCOUNT E

(Exact Name of Registrant)

METROPOLITAN LIFE INSURANCE COMPANY

(Name of Depositor)

200 Park Avenue, New York, New York 10166

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (212) 578-9500

Name and Address of Agent for Service:

Steven Gauster, Esq.

Executive Vice President and General Counsel

Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166

COPY TO:

W. Thomas Conner

Vedder Price P.C.

1401 I Street NW, Suite 1100

Washington, D.C. 20005

Approximate Date of Proposed Public Offering: On February 19, 2021 or as soon thereafter as practicable. It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

This Registration Statement incorporates by reference the two supplements dated April 29, 2019 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 23, 2019 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated April 30, 2018 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 11, 2018 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated May 1, 2017 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 26, 2017 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated April 30, 2016 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 27, 2016 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated April 30, 2015 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 17, 2015 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated April 28, 2014 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 17, 2014 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated April 29, 2013 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 16, 2013 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated April 30, 2012 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 17, 2012 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated May 1, 2011 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 15, 2011 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the two supplements dated May 1, 2010 to the prospectus dated April 30, 1999 (as annually supplemented) for the contracts, as filed in Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on April 20, 2010 pursuant to paragraph (b) of Rule 485.

This Registration Statement incorporates by reference the prospectus dated April 30, 1999 (the “Prospectus”) and the following supplements to the Prospectus for the contracts:

Supplement dated November 9, 2009 to the Prospectus (As Annually Supplemented); Supplements dated May 1, 2009 to the Prospectus (As Annually Supplemented); Supplement dated April 28, 2008 to the Prospectus (As Annually Supplemented); Supplement dated October 19, 2007 to the Prospectus (As Supplemented); Supplement dated April 30, 2007 to the Prospectus (As Annually Supplemented); Supplement dated May 1, 2006 to the Prospectus (As Annually Supplemented); Supplement dated May 1, 2005 to the Prospectus (As Annually Supplemented); Supplement dated May 1, 2004 to the Prospectus (As Annually Supplemented); Supplement dated May 1, 2003 to the Prospectus (As Annually Supplemented); Supplement dated October 4, 2002 to the Prospectus, As Supplemented May 1, 2002; Supplement dated May 1, 2002 to the Prospectus (As Annually Supplemented); Supplement dated May 1, 2001 to the Prospectus, As Supplemented May 1, 2000; Supplement dated January 22, 2001 to Prospectuses dated May 1, 2000 and April 30, 1999, as supplemented May 1, 2000; and Supplement dated May 1, 2000 to the Prospectus, as filed in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-160722/811-04001) as filed on November 2, 2009.

ZENITH ACCUMULATOR

Individual Variable Annuity Contracts

Issued By

Metropolitan Life Separate Account E of

Metropolitan Life Insurance Company

This prospectus describes individual flexible and single purchase payment variable annuity contracts (the “Contracts”) issued by Metropolitan Life Insurance Company (“Metropolitan Life,” the “Company,” “we,” “us” or “our”).

We currently are not offering any new Contracts. However, Contract owners (“Owners,” “you” or “your”) of existing Contracts may continue to make purchase payments. Contract Owners may allocate assets to investment divisions (“Divisions”) of Metropolitan Life Separate Account E. (Divisions may be referred to as “Investment Divisions” or “Subaccounts” in prior prospectuses or in the Contract.) The assets in each Division are invested in shares of one of the portfolios (“Portfolios”) listed in Appendix A. In most states you may also allocate purchase payments to a Fixed Account.

Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these Policies or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

We do not guarantee how any of the investment divisions or Portfolios will perform. The Policies and the Portfolios are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THE CONTRACTS AS DESCRIBED IN THIS PROSPECTUS UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT RELATING TO THE CONTRACTS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE CONTRACTS AND IS NOT SOLICITING AN OFFER TO BUY THESE CONTRACTS IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

IMPORTANT INFORMATION

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Portfolio’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the shareholder reports will be made available on www.metlife.com, and you will be notified by mail each time a shareholder report is posted and provided with a website link to access the shareholder report.

If you already elected to receive your shareholder report electronically, you will not be affected by this change, and you need not take any action. You may elect to receive shareholder reports and other communications, including Portfolio prospectuses and other information we send you by calling us at 1-800-638-5000.

If you wish to continue to receive shareholder reports in paper on and after January 1, 2021, we will continue to send you all future reports in paper, free of charge. Please call us at 1-800-638-5000 if you wish to continue receiving paper copies of the Portfolios’ shareholder reports. Your election to receive shareholder reports in paper will apply to all Portfolios available under your Policy.

(continued)

GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we use certain terms that have special meanings. These terms are defined below:

Account. A sub-account of the Variable Account or the Fixed Account.

Accumulation Unit. Used to calculate the Contract Value before annuitization.

Annuitant. The person on whose life the Contract is issued.

Annualization. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.

Annuity Unit. Used to calculate the dollar amount of annuity payments.

Beneficiary. The person designated to receive any benefits under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before the Maturity Date.

Contract Year. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

Death Proceeds (prior to annuitization). The amount we pay prior to annuitization, on receipt of due proof of death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

Designated Office. Our Designated Office for receipt of purchase payments, loan repayments, requests and elections, and communications regarding death of the Contract Owner (or Annuitant) is New England Life Insurance Company, located at 501 Boylston Street, Boston, Massachusetts 02116, (800) 435-4117.

Fixed Account. A part of the Company’s general account to which you can allocate net purchase payments under most Contracts. The Fixed Account provides guarantees of principal and interest. Aspects of the Fixed Account are briefly summarized in this prospectus in order to give a better understanding of how the Contract functions. (See “The Fixed Account.”)

Maturity Date. The date on which annuity payments begin, as stated in the application or as later deferred.

Net Purchase Payment. A purchase payment, in which the premium tax and any premium for the disability benefit rider, if applicable has been deducted before allocation to the accounts.

Payee. Any person or entity entitled to receive payment under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Contract Owner.

Sub-Account. The Variable Account is divided into sub-accounts, each of which invests in a Portfolio.

Variable Account. A separate investment account of the Company. The Variable Account is divided into sub-accounts; each invests in shares of one Division.

Variable Annuity. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

KEY INFORMATION

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you withdraw money from the Contract within 11 years following your last purchase payment, you will be assessed a contingent deferred sales charge of up to 6.5% of Contract Value withdrawn. You will also be assessed a contingent deferred sales charge if you apply proceeds from your applications of proceeds to certain payment options prior to the Maturity Date.

For example, if you make an early withdrawal, you could pay a contingent deferred sales charge of up to $6,500 on a $100,000 investment.

Administration Charges, Contingent Deferred Sales Charge and Other Deductions – Contingent Deferred Sales Charge
Transaction Charges	In addition to contingent deferred sales charges, you also may be charged for other transactions such as charges for transferring cash value between Divisions and a premium tax charge.			The Contracts – Transfer Privilege
Ongoing Fees and Expenses (annual charges)

Annual Contract Fee - $30(1)

Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
	Annual Fee	Maximum	Minimum
	Base Contract	1.60%(2)	1.35%(2)
	Investment options (Portfolio fees and expenses)	[●]%(3)	[●]%(3)
	Optional benefit available for an additional charge	[●]%(4)	[●]%(4)

(1) We do not impose this charge after annuitization.

(2) As a percentage of average net assets.

(3)As a percentage of Portfolio assets.

(4) The Rider Premium Rate for this Rider is based on the date of birth of the Annuitant shown in your Contract.

Because your Contract is customizable, the choices you make affect how much you will pay. To help understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add contingent deferred sales charges that substantially increase costs.

Lowest Annual Cost Estimate:	Highest Annual Cost Estimate:
$[●]	$[●]

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Portfolio fees and expenses

•  No optional benefits

•  No sales charges

•  No additional purchase payments, transfers or withdrawals

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of optional benefits and Portfolio fees and expenses

•  No sales charges

•  No additional purchase payments, transfers or withdrawals

• Fee Table

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment

This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

•  Contingent deferred sales charges may apply for up to 11 years following each purchase payment. Contingent deferred sales charges will reduce the value of your Contract if you withdraw money during that time.

•  The benefits of tax deferral and mean that the Contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract
Risks Associated with Investment Options

•  An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios).

•  Each investment option (including any Fixed Account investment option) will have its own unique risks.

•  You should review these investment options before making an investment decision.

Principal Risks of Investing in the Contract
Insurance Company Risks

•  Contracts are subject to the risks related to Metropolitan Life, including any obligations (including under any Fixed Account investment options), guarantees, and benefits of the Contract are subject to the claims-paying ability of the Metropolitan Life. If Metropolitan Life experiences financial distress, it may not be able to meet its obligations to you. More information about the Company, including its financial strength ratings, is available by visiting www.metlife.com.

Principal Risks of Investing in the Contract

RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	There is no charge for the first twelve transfers between Divisions. There is a $10 fee for each transfer thereafter. We reserve the right to add, remove or substitute Portfolios.	The Contracts – Transfer Privilege
Optional Benefits	There are no limitations or restrictions on the optional disability benefit rider. The optional disability benefit rider may not be changed or terminated by Metropolitan Life.	The Contracts – Disability Benefit Rider
TAXES		LOCATION IN PROSPECTUS
Tax Implications

•  You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

•  There is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA).

•  Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdrawal before age 59 1⁄2.

Federal Income Tax Status
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to You, both in the form of commissions and because MetLife may share the revenue it earns on this Contract with the professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment.	Investments of the Variable Account – Certain Payments We Receive with Regard to the Portfolios
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if You determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.	The Contract – Replacement of Annuity Contracts

Overview of the Contract

Purpose

The Contracts are no longer sold. The Contract was designed to provide long-term accumulation of assets through investments in a variety of investment options during the accumulation phase. It can supplement your retirement income by providing a stream of income payments during the payout phase. It also offers a death benefit to protect your designated beneficiaries. The Contract also provides tax preferred accumulation of assets as well as favorable tax treatment of insurance proceeds.

Phases of the Contract

Your Contract has two phases: 1) an accumulation or “pay-in” phase; and 2) an income or “pay-out” phase.

(1)    Accumulation (Pay-in) Phase

To help You accumulate assets, You can invest your premium payments in:

•	Portfolios (mutual funds), each of which has its own investment strategies, investment advisers, expense ratios, and returns; and

•	a Fixed Account option, which offers a guaranteed interest rate during a selected period.

A list of Portfolios in which you can invest is provided in the back of this Prospectus. See Appendix A — Portfolio Companies Available Under the Contract.

(2)    Income (Pay-out) Phase

You can elect to annuitize your Contract and turn your Contract value into a stream of income payments (sometimes called annuity payments) from Metropolitan Life, at which time the accumulation phase of the Contract ends. These payments may continue for a fixed period of years, for your entire life, or for the longer of a fixed period or your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the investment options you select.

Please note that if you annuitize, your investments will be converted to income payments and you may no longer be able to choose to withdraw money at will from your Contract. All benefits (including guaranteed minimum death benefit) terminate upon annuitization.

Contract Features

The Zenith Accumulator provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Portfolio(s). (See “Annuity Payments.”)

Buying the Contract

The Contract is no longer available for sale; however, MetLife will continue to accept additional payments for the Contracts.

Purchase Payments

Your purchase payments will be invested in the investment options that you choose.

Premium payments received before the close of the NYSE (typically 4:00 PM EST), will be credited that day. If we receive your purchase payment after the close of the NYSE, your payment will be applied on the next business day.

Making Withdrawals: Accessing the Money in Your Contract

Before annuitization you can send us a written request to fully or partially surrender your Contract Value. After a partial surrender, the remaining Contract Value must be at least $500. (Special rules apply if the Contract has a loan.) Federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See “Federal Income Tax Status.”)

A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. On full surrender, a pro rata portion of the annual administration contract charge will be deducted. You may also have to pay income taxes, including a tax penalty if you are younger than age 59 1⁄2.

In any Contract Year, you may surrender an amount without our deducting Contingent Deferred Sales Charge (the “free withdrawal amount”). The free withdrawal amount is 10% of Contract Value on the date of the Surrender. (See “Surrenders” and “Contingent Deferred Sales Charge.”

Accessing your money

Until you annuitize, you have full access to your money. You can choose to withdraw your Contract value at any time (although if you withdraw early, you may have to pay a contingent deferred sales charge and/or income taxes, including a tax penalty if you are younger than age 59 1⁄2).

Loan Provision for Certain Tax Benefited Retirement Plans

Contract loans are available to participants under TSA Plans that are not subject to ERISA, to trustees of Qualified Plans and to fiduciaries of TSA Plans subject to ERISA in those states where the insurance department has approved the currently applicable Contract loan provision. See “Loan Provision for Certain Tax Benefited Retirement Plans” for more information.

Tax treatment

You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only when: (1) you make a withdrawal; (2) you receive an income payment from the Contract; or (3) upon payment of a death benefit.

Optional benefits that occur during your lifetime

A disability benefit rider was available for an additional fee. With the disability benefit rider, if the Annuitant becomes totally disabled, the rider provides that the Company will make monthly purchase payments under the Contract.

Automated investment strategies

At no additional charge, the Contract offers an automated transfer privilege referred to as dollar cost averaging. Under this feature you may request that a certain amount of your Contract Value be transferred on the same day each month, prior to annuitization, from any one account of your choice (excluding the Fixed Account) to one or more of the other accounts (excluding the Fixed Account) subject to the limitation that Contract Value may not be allocated to more than 10 accounts, including the Fixed Account, at any time.

Systematic withdrawals

The Systematic Withdrawal feature available under the Contracts allows the Contract Owner to have a portion of the Contract Value withdrawn automatically at regularly scheduled intervals prior to annuitization.

Payments upon Death

Accumulation (pay-in) phase. Your Contract includes a basic death benefit for no additional charge. The basic death benefit is equal to the value of your investment options during the asset accumulation (pay-in) phase of the Contract. The value of the basic death benefit may increase (if you make additional purchase payments or your investment performs well) or decrease (if you take withdrawals or your investment options perform poorly). This benefit terminates upon full surrender or annuitization of the Contract.

Income (pay-out) phase. The amount payable upon your death is based on the payout option you select (e.g., income for a guaranteed period or lifetime payments).

Optional Disability Benefit

In addition to the basic death benefit associated with your Contract, a disability benefit rider was available.

Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and fully or partially surrendering the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that You will pay at the time that You buy the Contract, fully or partially surrender the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.

Table 1: Transaction Expenses(1)

Sales Charge Imposed on Purchases (as a percentage of Contract Value)	0%
Maximum Contingent Deferred Sales Charge(2) (as a percentage of Contract Value withdrawn)	6.5%
Transfer Fee (per Contract Year)	$0 on the first twelve $10 each thereafter(3)

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Table 2: Annual Contract Expenses

Annual Contract Fee	American Funds Bond Division, American Funds Growth-Income Division, American Funds Growth Division, and American Funds Global Small Capitalization Division	All Other Divisions
Administration Contract Charge (per Contract)(4)	$30	$30
Variable Account Annual Expenses(5) (as percentage of average net assets)
Mortality and Expense Risk Charge(6)	1.20%	.95%
Administration Asset Charge	.40%	.40%
Optional Benefit Expenses Disability Benefit Rider Charge(7)	[●]%	[●]%

Annual Portfolio Company Expenses

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in “Appendix A—Portfolio Companies Available Under the Contract” at the back of this Prospectus.

Annual Portfolio Company Expenses	Minimum	Maximum

(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	[●]%	[●]%

*	Any expense waivers or reimbursements will remain in effect until at least [●] and can only be terminated early with approval by the Portfolio’s board of directors.

Examples

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses and Annual Portfolio Expenses.

This Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of the Annual Portfolio Expenses and the optional disability benefit rider for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 YEAR			3 YEARS			5 YEARS			10 YEARS

If You surrender at the end of the applicable period	$	[	●]	$	[	●]	$	[	●]	$	[	●]

If You annuitize at the end of the applicable period	$	[	●]	$	[	●]	$	[	●]	$	[	●]

If You do not surrender Your Contract	$	[	●]	$	[	●]	$	[	●]	$	[	●]

NOTES:

(1)	Premium tax charges are not shown. They range from 0% (in most states) to 3.5% of Contract Value (or if applicable purchase payments).
(2)

We calculate the applicable Contingent Deferred Sales Charge as a percentage of Contract Value withdrawn. The maximum possible charge, as a percentage of Contract Value withdrawn, occurs in the first Contract Year and reduces after each Contract Year to 0% by the eleventh Contract Year.

(3)	We reserve the right to impose a charge of $10 on each transfer in excess of four per calendar year.
(4)	We do not impose this charge after annuitization.
(5)	We do not impose these charges on the Fixed Account or after annuitization if annuity payments are made on a fixed basis.
(6)

We are waiving .08% of the Mortality and Expense Risk Charge for the Division investing in the Brighthouse/Wellington Large Cap Research Portfolio. We will waive the following amount of the Mortality and Expense Risk Charge: an amount, if any, equal to the Eligible Fund expenses that are in excess of the indicated percentage for the Division investing in the following Eligible Fund: 0.87% for the Division investing in the Invesco Global Equity Portfolio—Class B.

(7)	The Rider Premium Rate for this Rider is based on the date of birth of the Annuitant shown in your Contract.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Investing in the Contracts involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this Prospectus.

Risk of Loss. An investment in the Contract is not a bank deposit and is not guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, You can lose money by investing in the Contract, including loss of principal.

Not a Short-Term Investment. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. If you withdraw early, you may have to pay a contingent deferred sales charge and/or income taxes, including a tax penalty if you are younger than age 59 1⁄2. Contingent deferred sales charges may apply up to the Maturity Date. Contingent deferred sales charges will reduce the value of your Contract if you withdraw money during that time. The benefits of tax deferral also mean that the Contract is more beneficial to investors with a long time horizon.

Risk of Underlying Portfolios. An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolios). Each investment option (including the Fixed Account investment option) will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio You have chosen. You should review these investment options before making an investment decision. Information regarding the Portfolios available under your Contract is available in Appendix A to this Prospectus.

Risks Associated with the Company’s General Account. An investment in the Contract is subject to the risks related to the Company. Any obligations (including the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. Metropolitan Life is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

Conflicts of Interest. Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing Contract.

Suitability. An investment in the Contract may not be suitable for all investors. For example, there is no additional tax benefit if You purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Therefore, there should be reasons other than tax deferral for acquiring the Contract. You should consult with a tax or investment professional to determine the tax and other implications of an investment in and purchase payments received under the Contract.

Taxation Risk. Although the provisions of the Code relevant to the Contract are generally described under “Federal Tax Considerations,” an investor should consult its own tax advisor concerning the effects of federal, state, local and foreign tax law on the Contract. No assurance can be given that, even if the tax provisions currently applicable to the Contract are favorable, the law or regulations or interpretations thereunder will not change and the Contract may be disadvantaged.

Cybersecurity. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

COVID-19 Risk. The pandemic spread of the novel coronavirus COVID-19 is causing illnesses and deaths. This pandemic, other pandemics, and their related major public health issues are having a major impact on the global economy and financial markets. Governmental and non-governmental organizations may not effectively combat the spread and severity of such a pandemic, increasing its harm to the Company. Any of these events could have a material adverse effect on the Company’s operations, business, financial results, or financial condition.

THE COMPANY

Metropolitan Life Insurance Company is a provider of insurance, annuities, employee benefits and asset management. We are also one of the largest institutional investors in the United States with a $[•] billion general account portfolio invested primarily in fixed income securities (corporate, structured products, municipals, and government and agency) and mortgage loans, as well as real estate, real estate joint ventures, other limited partnerships and equity securities, at December 31, [2020]. The Company was incorporated under the laws of New York in 1868. The Company’s office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc.

THE VARIABLE ACCOUNT

We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Variable Account is to hold the variable assets that underlie the Preference Plus Select Variable Annuity Contracts and some other variable annuity contracts we issue. We have registered the Variable Account with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).

The Variable Account’s assets are solely for the benefit of those who invest in the Variable Account and no one else, including our creditors. The assets of the Variable Account are held in our name on behalf of the Variable Account and legally belong to us. The assets of the Variable Account may not be used to pay any liabilities of the Company other than those arising from the Contracts. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Variable Account without regard to our other business. Income, gains and losses credited to, or charged against, this Variable Account reflect the Variable Account’s own investment experience and not the investment experience of the Company’s other assets.

We are obligated to pay all money we owe under the Contracts—such as death benefits and income payments—even if that amount exceeds the assets in the Variable Account. Any such amount that exceeds the assets in the Variable Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, Fixed Account option or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Variable Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

The investment manager to certain of the Portfolios offered with the Contracts or with other variable annuity contracts issued through the Variable Account may be regulated as a Commodity Pool Operator. While it does not concede that the Variable Account is a commodity pool, the Company has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodities Exchange Act (“CEA”), and is not subject to registration or regulation as a pool operator under the CEA.

INVESTMENTS OF THE VARIABLE ACCOUNT

Purchase payments applied to the Variable Account will be invested in one or more of the Portfolios listed below, at net asset value without deduction of any sales charge, in accordance with the selection you make in your application. You may change your selection of Portfolios for future purchase payments at any time without charge. (See “Requests and Elections.”) You also may transfer previously invested amounts among the Portfolios, subject to certain conditions. (See “Transfer Privilege.”). Your Contract Value may be distributed among no more than 10 investment options (including the Fixed Account) at any time. The Company reserves the right to add or remove Portfolios from time to time as investments for the Variable Account. See “Substitution of Investments.”

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other funds that may be managed by the same subadviser. The investment results of the Portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

If investment in the Portfolios generally or a particular Portfolio is no longer possible or in the judgment of the Company becomes inappropriate for the purposes of the Contract, the Company may substitute another Portfolio without your consent. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without any necessary approval of the SEC.

Certain Payments We Receive with Regard to the Portfolios. An investment manager or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Contracts and, in the Company’s role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios’ prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment managers or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

On August 4, 2017, MetLife, Inc. completed the separation of Brighthouse Financial, Inc. and its subsidiaries (“Brighthouse”) where Metlife, Inc. retained an ownership interest of 19.2% non-voting common stock outstanding of Brighthouse Financial, Inc. In June 2018, MetLife, Inc. sold Brighthouse Financial, Inc. common stock in exchange for MetLife, Inc. senior notes and Brighthouse was no longer considered a related party. At December 31, 2018, MetLife, Inc. no longer held any shares of Brighthouse Financial, Inc, for its own account; however, certain insurance company separate accounts managed by MetLife held shares of Brighthouse Financial, Inc. Brighthouse subsidiaries include Brighthouse Investment Advisers, LLC, which serves as the investment adviser for the Brighthouse Funds Trust I and Brighthouse Funds Trust II. We and Our affiliated companies have entered into agreements with Brighthouse Investment Advisers, LLC, Brighthouse Funds Trust I and Brighthouse Funds Trust II whereby We receive payments for certain administrative, marketing and support services described in the previous paragraphs. Currently, the Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II are only available in variable annuity contracts and variable life insurance policies issued by Metropolitan Life Insurance Company and its affiliates, as well as Brighthouse Life Insurance Company and its affiliates. As of December 31, 2020, approximately [•]% of Portfolio assets held in Separate Accounts of Metropolitan Life Insurance Company and its affiliates were allocated to Portfolios in Brighthouse Funds Trust I and Brighthouse Funds Trust II. Should we or Brighthouse Investment Advisers, LLC decide to terminate the agreements, we would be required to find alternative Portfolios which could have higher or lower costs to the Contract Owner. In addition, the amount of payments we receive could cease or be substantially reduced which may have a material impact on our financial statements.

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio’s 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the “Table of Expenses” and “Distribution of Contracts”. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio’s 12b-1 Plan decrease the Portfolios’ investment returns.

Portfolio Selection. We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager’s or sub-investment manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios’ investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Balance if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Balance to such Portfolios.

GUARANTEED OPTION

Net purchase payments may also be allocated to the Fixed Account option in states that have approved the Fixed Account option. The Fixed Account is a part of the Company’s general account and provides guarantees of principal and interest. (See “The Fixed Account” for more information.)

THE CONTRACTS

The Contracts provide that purchase payments will be invested by the Company in the Portfolio(s) you select and that, after annuitization, the Company will make variable annuity payments on a monthly basis, unless you elect otherwise. You assume the risk of investment gain or loss in that the value of your Contract before annuitization and, in the case of a variable payment option, the annuity payments after annuitization will vary with the investment performance of those Portfolios in which your Contract is invested.

Purchase Payments

Purchase payments must be at least $25, although the Company currently requires minimum additional purchase payments to be at least $50 if they are made through a group billing arrangement (also known as a “list-bill” arrangement) and $100 per month if they are withdrawn from your bank checking account or New England Cash Management Trust account, a service known as the Master Service Account arrangement (“MSA”). The Company reserves the right to limit the amount of purchase payments under a Contract in any Contract Year to three times the anticipated annual contribution that you specify in your Contract application. The Company currently limits anticipated annual contributions to $100,000, so that the maximum amount you may contribute in any Contract Year is $300,000, or three times your specified anticipated annual contribution, if less. Except with the consent of the Company, the minimum purchase payment for a single payment Contract is $2,000 for Contracts issued in connection with IRAs and $5,000 for all other Contracts, and the maximum purchase payment for a single payment contract is $1,000,000. Payments in addition to the required minimum purchase payment may also be made on a single payment Contract, subject to the minimums set forth above. The Company reserves the right to limit purchase payments made in any Contract Year or in total under a single payment Contract.

Allocation of Purchase Payments

Net purchase payments are converted into Accumulation Units of the sub-accounts you select, subject to the limitation that Contract Value may be allocated among no more than 10 accounts, including the Fixed Account, at any time. The number of Accumulation Units of each sub-account to be credited to the Contract is determined by dividing the net purchase payment by the Accumulation Unit Value for the selected sub-accounts next determined following receipt of the purchase payment at the Company’s Designated Office (or, in the case of the initial purchase payment, next determined following approval of the Contract application).

Contract Value and Accumulation Unit Value

The value of a Contract is determined by multiplying the number of Accumulation Units credited to the Contract by the appropriate Accumulation Unit Values. As described below, the Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Portfolio and reflects fees and expenses borne by the Portfolio as well as charges assessed against sub-account assets. The Accumulation Unit Value of each sub-account was set at $1.00 on or about the date on which shares of the corresponding Portfolio first became available to investors. The Accumulation Unit Value is determined as of the close of regular trading on the New York Stock Exchange on each day during which the Exchange is open for trading by multiplying the last-determined Accumulation Unit Value by the net investment factor determined as of the close of regular trading on the Exchange on that day. To determine the net investment factor for any sub-account, the Company takes into account the change in net asset value per share of the Portfolio held in the sub-account as of the close of regular trading on the Exchange on that day from the net asset value most recently determined, the amount of dividends or other distributions made by that Portfolio since the previous determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis, to 1.35% of the average daily net asset value of the sub-account. The formula for determining the net investment factor is described under the caption “Net Investment Factor” in the Statement of Additional Information.

The net investment factor may be greater or less than one, depending in part upon the investment performance of the Portfolio which is the underlying investment of the sub-account, and you bear this investment risk. The net investment results are also affected by the deductions from sub-account assets for the Mortality and Expense Risk Charge and Administration Asset Charge.

Under a Contract with the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. Under a Contract that permits Contract loans, the Contract Value also includes the amount of Contract Value transferred to the Company’s general account (but outside of the Fixed Account) as a result of a loan and any interest credited on that amount. Interest earned on the amount held in the general account as a result of a loan will be credited to the Contract’s sub-accounts annually in accordance with the allocation instructions in effect for purchase payments under your Contract on the date of the crediting. (See “Loan Provision for Certain Tax Benefited Retirement Plans.”)

Transfer Privilege

It is the position of the Company that you may transfer your Contract Value among accounts without incurring adverse federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account in an attempt to limit the Contract Owner’s incidents of ownership in the assets used to support the Contract. See “Taxation of the Contracts-Special Rules for Annuities Used By Individuals or with Plans and Trusts not Qualifying Under the Code for Tax Benefited Treatment.” The Company currently allows 12 free transfers per Contract Year prior to annuitization. Additional transfers are subject to a $10 charge per transfer. The Company reserves the right to impose a charge of $10 on each transfer in excess of four per year and to limit the number of transfers. Currently, after variable annuity payments have commenced, you may make one transfer per year without the consent of the Company, and the Fixed Account is not available under variable payment options. All transfers are subject to the requirement that the amount of Contract Value transferred be at least $25 (or, if less, the amount of Contract Value held in the sub-account from which the transfer is made) and that, after the transfer is effected, Contract Value be allocated among not more than ten accounts, including the Fixed Account. Transfers will be accomplished at the relative net asset values per share of the particular Portfolios next determined after the request is received by the Company’s Designated Office. See “Requests and Elections” for information regarding transfers made by written request and by telephone.

For special rules regarding transfers involving the Fixed Account, see “The Fixed Account.” Transfers out of the Fixed Account are limited as to timing, frequency and amount.

Dollar Cost Averaging

The Company offers an automated transfer privilege referred to here as dollar cost averaging. Under this feature you may request that a certain amount of your Contract Value be transferred on the same day each month, prior to annuitization, from any one account of your choice (excluding the Fixed Account) to one or more of the other accounts (excluding the Fixed Account) subject to the limitation that Contract Value may not be allocated to more than 10 accounts, including the Fixed Account, at any time. Currently, a minimum of $100 must be transferred to each account that you select under this feature. Transfers made under the dollar cost averaging program will not be counted against the twelve transfers per year which may be made free of charge. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. (See Appendix A for more information about Dollar Cost Averaging.) Requests related to your use of the dollar cost averaging program should be sent to the Designated Office.

Surrenders

Prior to annuitization, you may surrender the Contract for all or part of the Contract Value (reduced by the amount of any outstanding loan plus accrued interest.) (See “Loan Provision for Certain Tax Benefited

Retirement Plans.”) This right is subject to any restrictions on surrender under applicable laws relating to employee benefit plans or under the terms of the plans themselves. The election to surrender must be in a form conforming to the Company’s administrative procedures and must be received at the Company’s Designated Office prior to the earlier of the Maturity Date or the Annuitant’s death. You may receive the proceeds in cash or apply them to an annuity payment option. If you wish to apply the proceeds to a payment option, you must so indicate in your surrender request; otherwise you will receive the proceeds in a lump sum and may be taxed on them as a full distribution. Payment of surrender proceeds normally will be made within 7 days, subject to the Company’s right to suspend payments under certain circumstances. (See “Suspension of Payments.”) The Federal tax laws impose penalties upon, and in some cases prohibit, certain premature distributions from the Contracts before or after the date on which annuity payments are to begin. (See “Federal Income Tax Status.”) No surrender is permitted in connection with a Contract issued pursuant to the Optional Retirement Program of the University of Texas System prior to the plan participant’s death, retirement, or termination of employment in all Texas public institutions of higher education.

On receipt of an election to surrender, the Company will cancel the number of Accumulation Units necessary to equal the dollar amount of the surrender request. On a full surrender, any applicable Administration Contract Charge will be deducted from this amount. Any applicable Contingent Deferred Sales Charge also will be deducted from this amount on a full or partial surrender. Also, any applicable Contingent Deferred Sales Charge will be imposed upon the application of proceeds to an annuity payment option unless you elect (a) a variable life income option (payment options 2, 3 or 6 as described under “Annuity Options”) or (b) for Contracts that have been in force at least five years, a fixed life income payment option (comparable to payment options 2, 3 or 6 as described under “Annuity Options” but on a fixed basis). (See “Administration Charges, Contingent Deferred Sales Charge and Other Deductions” and “Annuity Options.”‘) A partial surrender will reduce the Contract Value in the sub-accounts in proportion to the amount of Contract Value in each sub-account, unless you request otherwise. Surrenders and related charges will be based on Accumulation Unit Values next determined after the election is received at the Company’s Designated Office or, if surrender proceeds are to be applied to an annuity payment option, at such later date as may be specified in the request for surrender. After a partial surrender, the remaining Contract Value must be at least $500 (unless the Company consents to a lesser amount) or, if the Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $500, whichever is greater (unless the Company consents to a lesser amount). If the requested partial surrender would not satisfy this requirement, at the Contract Owner’s option either the amount of the partial surrender will be reduced or the transaction will be treated as a full surrender and any applicable Contingent Deferred Sales Charge will be deducted from the proceeds.

Any surrender may result in adverse tax consequences. The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant’s only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. You are advised to consult a qualified tax advisor as to the consequences of a distribution. (See “Federal Income Tax Status-Taxation of the Contracts.”)

Systematic Withdrawals

The Systematic Withdrawal feature available under the Contracts allows the Contract Owner to have a portion of the Contract Value withdrawn automatically at regularly scheduled intervals prior to annuitization. The application for the Systematic Withdrawal feature specifies the applicable terms and conditions of the program. Systematic Withdrawals are processed on the same day each month, depending on your election. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, the withdrawal will be processed on the next business day. The Contingent Deferred Sales Charge will apply to amounts received under the Systematic Withdrawal program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See “Contingent Deferred Sales Charge.”) Of course, continuing to make purchase payments under the Contract while you are making Systematic Withdrawals means that you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. The Federal tax laws may include systematic withdrawals in the Contract Owner’s gross income in the year in which the withdrawal amount is received and will impose a penalty of 10% on certain systematic withdrawals which are premature distributions.

Replacement of Annuity Contracts

Exchange Programs: From time to time we may offer programs under which the Deferred Annuity offered by this Prospectus may be exchanged for certain other fixed or variable annuity contracts issued by us. You should carefully consider whether an exchange is appropriate for You by comparing the death benefits, living benefits, and other guarantees provided by the Contract You currently own to the benefits and guarantees that would be provided by the new contract. Then You should compare the fees and charges (e.g., the death benefit charges, the living benefit charges, and the separate account charge) of your current Contract to the fees and charges of the new contract, which may be higher than your current Contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, You should consult your tax adviser before making any such exchange.

Other Exchanges: Generally, You can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code (the “Code”). Before making an exchange You should compare both annuities carefully. If You exchange your annuity for another annuity, unless the exchange occurs under one of our exchange programs described above, You might have to pay a surrender charge on your old annuity, and there may be a new surrender charge period for the new annuity. Other charges may be higher (or lower) and the benefits may be different. Also, because the new annuity may not be issued until the initial purchase payment has been received, the issuance of the new contract may be delayed. Generally, it is not advisable to purchase a deferred annuity as a replacement for an existing variable annuity contract. Before You exchange our Deferred Annuity for another annuity, ask your registered representative whether the exchange would be advantageous, given the Contract features, benefits and charges.

Loan Provision for Certain Tax Benefited Retirement Plans

Contract loans are available to participants under TSA Plans that are not subject to ERISA, to trustees of Qualified Plans and to fiduciaries of TSA Plans subject to ERISA in those states where the insurance department has approved the currently applicable Contract loan provision. (The Contracts are only available on a limited basis to plans qualified under Section 401(k) of the Code and are no longer being offered to TSA Plans subject to ERISA. See “Retirement Plans Offering Federal Tax Benefits.”)

The Department of Labor has issued regulations (the “ERISA regulations”) governing plan participant loans under retirement plans subject to ERISA. Generally, the ERISA regulations will apply to retirement plans that qualify under Sections 401(a) and 401(k) of the Code and employer-sponsored TSA Plans (generally those to which employers make contributions not attributable to salary reduction agreements). You and your employer are responsible for determining whether your plan is subject to and complies with the ERISA regulations on participant plan loans.

It is the responsibility of the trustee of a Qualified Plan or fiduciary of a TSA Plan subject to ERISA to ensure that the proceeds of a Contract loan are made available to a participant under a separate plan loan agreement, the terms of which comply with all the plan qualification requirements including the requirements of the ERISA regulations on plan loans. Therefore, the plan loan agreement may differ from the Contract loan provisions and, if you are a participant in a Qualified Plan or a TSA Plan subject to ERISA, you should consult with the fiduciary administering the plan loan program to determine your rights and obligations with respect to plan loans.

The ERISA regulations contain requirements for plan loans relating to their maximum amount, availability, and other matters. Among the rules are the requirements that the loan bear a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. These regulations may change from time to time. Failure to comply with these requirements may result in penalties under the Code and under ERISA.

One of the current requirements of the ERISA regulations is that the plan must charge a “commercially reasonable” rate of interest for plan loans. The Contract loan interest rate may not be considered “commercially reasonable” within the meaning of the ERISA regulations, and it is the responsibility of the plan fiduciary to charge the participant any additional interest under the plan loan agreement which may be necessary to make the overall rate charged comply with the regulation. The ERISA regulations also currently require that a loan be adequately secured, but provide that not more than 50% of the participant’s vested account balance under the plan may be used as security for the loan. A Contract loan is secured by the portion of the Contract Value which is held in the Company’s general account as a result of the loan. The plan fiduciary must ensure that the Contract Value held as security under the Contract, plus any additional portion of the participant’s vested account balance which is used as security under the plan loan agreement, does not exceed 50% of the participant’s total vested account balance under the plan.

The amount of any loan may not exceed the maximum loan amount as determined under the Company’s maximum loan formula. The effect of a loan on your Contract is that a portion of the Contract Value equal to the amount of the loan will be transferred to the Company’s general account and will earn interest (which is credited to the Contract) at the effective rate of 4 1⁄2% per year. This earned interest will be credited to the Contract’s sub-accounts (and, if available under your Contract, to the Fixed Account) annually in accordance with the allocation instructions in effect for purchase payments under your Contract on the date of the crediting. Interest charged on the loan will be 6 1⁄2% per year. Depending on the Company’s interpretation of applicable law and on the Company’s administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. The minimum loan amount is currently $500. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account’s investment experience, a Contract loan can have a permanent effect on the Contract Value and Death Proceeds.

The Company will not permit more than one loan at a time on any Contract except where state regulators require otherwise. In addition, the maximum amount for a qualified loan is limited such that the amount of the loan, when added to the outstanding loan balance of all other loans, whenever made, from all other plans of the same employer, does not exceed $50,000 reduced by the excess of the highest outstanding balance of loans under such plans during the one-year period, ending on the day before the date on which the loan is made; over the outstanding balance of loans under such plans on the date the loan is made; or if less the greater of: (1) $10,000; or (2) 50% of the current value of your nonforfeitable, accrued benefits under the plan. Loans must be repaid within 5 years except for certain loans used for the purchase of a principal residence, which must be repaid within 20 years. Repayment of the principal amount and interest on the loan will be required in equal monthly installments by means of repayment procedures established by the Company. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code. Under current practice, if a Contract loan installment repayment is not made, the Company (unless restricted by law) may make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan or, if there is a default on the Contract loan, in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and $30 Administration Contract Charge in each case). (A default on the loan is defined in the loan application and includes, among other things, nonpayment of three consecutive or a total of five installment repayments, or surrender of the Contract.) For TSA Plans that are not subject to ERISA, the current actual distribution will be limited to pre-1989 money unless you are age 59 1⁄2 or otherwise comply with the legal requirements for permitted distributions under the TSA Contract. If these limitations do not apply (i.e. you are under the age of 59 1⁄2 or no pre-1989 money is in your Contract) the Company will report the amount of the unpaid installment repayment or default as a deemed distribution for tax purposes, but will postpone an actual distribution from the Contract until the earliest distribution date permitted under the law. An installment repayment of less than the amount billed will not be accepted. A full or partial surrender of the Contract to repay all or part of the loan may result in serious adverse tax consequences for the plan participant (including penalty taxes) and may adversely affect the qualification of the plan or Contract. The trustee of a Qualified Plan or a TSA Plan subject to ERISA will be responsible for reporting to the IRS and advising the participant of any tax consequences resulting from the reduction in the Contract Value caused by the surrender and for determining whether the surrender adversely affects the qualification of the plan. In the case of a TSA Plan not subject to ERISA, the Company will report the default to the IRS as a taxable distribution under the Contract.

The Internal Revenue Service issued proposed regulations in December of 1997, which, if finalized in their present form, would require that if the repayment terms of a loan are not satisfied after the loan has been made due to a failure to make a loan repayment as scheduled, including any applicable grace period, the balance of the loan would be deemed to be distributed. If the loan is treated as a distribution under Code Section 72(p), the proposed regulations state that the amount so distributed is to be treated as a taxable distribution subject to the normal rules of Code Section 72, if the participant’s interest in the plan includes after-tax contributions (or other tax basis). A deemed distribution would also be a distribution for purposes of the 10 percent tax in Code Section 72(1). However, a deemed distribution under Section 72(p) would not be treated as an actual distribution for purposes of Code Section 401, the rollover and income averaging provisions of Section 402 and the distribution restrictions of Section 403(b).

Partial surrenders will be restricted by the existence of a loan and, after any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $500, whichever is greater (unless the Company consents to a lesser amount). If a partial surrender by the Company to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, the Company reserves the right to surrender the entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the $30 Administration Contract Charge and the amount owed to the Company under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), the Company has the right to terminate the Contract.

Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value then in each account. If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then an equal portion of each loan repayment will have to be allocated to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, a repayment will be allocated to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts. (Under certain loans made prior to the date of this prospectus and loans made in South Carolina, repayments will be allocated, unless you request otherwise, according to the allocation instructions in effect for purchase payments under your Contract, pursuant to the terms of the applicable Contract loan endorsement.)

The amount of the death proceeds, the amount payable upon surrender of the Contract and the amount applied on the Maturity Date to provide annuity payments will be reduced by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding contract loan plus accrued interest generally will be taxed as a taxable distribution.

The tax and ERISA rules relating to participant loans under tax benefited retirement plans are complex and in some cases unclear, and they may vary depending on the individual circumstances of each loan. The Company strongly recommends that you, your employer and your plan fiduciary consult a qualified tax advisor regarding the currently applicable tax and ERISA rules before taking any action with respect to loans.

The Company will provide further information regarding loans upon request.

Suspension of Payments

The Company reserves the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the SEC by order so permits for the protection of securities holders. Conditions described in (b) and (c) will be decided by or in accordance with rules of the SEC.

Ownership Rights

During the Annuitant’s lifetime, all rights under the Contract are vested solely in the Contract Owner unless otherwise provided. Such rights include the right to change the Beneficiary, to change the payment option, to assign the Contract (subject to the restrictions referred to below), and to exercise all other rights, benefits, options and privileges conferred by the Contract or allowed by the Company. Transfer of ownership of the Contract under an ERISA “Pension Plan” to a non-spousal beneficiary may require spousal consent.

Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be “Pension Plans” under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in the Contract. Thus, the tax consequences of the purchase of the Contracts by Pension Plans should be considered carefully.

Those Contracts offered by the prospectus which are designed to qualify for the favorable tax treatment described below under “Federal Income Tax Status” contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under certain limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

If Contracts offered by this prospectus are used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of rights by the Contract Owner. A Contract Owner should review the provisions of any such plan.

Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract:

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Basic Death Benefit	The Contract’s Death Proceeds at any time are the greater of: (1) the sum of all purchase payments adjusted for any partial surrenders; or (2) the current Contract Value.	Standard	None	• Available only at Contract purchase. • Withdrawals or loans could significantly reduce the benefit.

Name of Benefit	Purpose	Is Benefit Standard or Optional?	Maximum Fee	Brief Description of Restrictions/ Limitations
Disability Benefit Rider	If the Annuitant becomes totally disabled, the rider provides that the Company will make monthly purchase payments under the Contract	Optional	[•]%	• Available only if you are under age 60 when your Contract is issued and if you plan to make regular annual contributions to the Contract

Payment on Death (Death Benefit)

Prior to annuitization, the Contract’s Death Proceeds are payable to the Beneficiary if the Company receives due proof of death of: (1) the Contract Owner; or (2) the Annuitant, in the case of a Contract that is not owned in an individual capacity. The Contract’s Death Proceeds are the greater of: (1) the sum of all purchase payments adjusted for any partial surrenders; or (2) the current Contract Value. For this purpose, the current Contract Value is the value next determined after the later of the date when the Company receives at the Designated Office: (1) due proof of death; or (2) an election of continuation of the Contract (if available) or of payment either in one sum or under an annuity payment option.

Death Proceeds will be reduced by the amount of any outstanding loan plus accrued interest. (See “Loan Provision for Certain Tax Benefited Retirement Plans.”)

Example

A	Initial purchase payment	Date	Amount
		10/1/2018	$100,000

B	Account Balance	10/1/2019 (Current Contract Value)	$104,000

C	Death Benefit	As of 10/1/2019	$104,000 (= greater of A and B)

If the Annuitant dies after annuitization, the amount payable, if any, will be as specified in the annuity payment option selected.

Options for Death Proceeds. The Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest, will be paid in a lump sum or will be applied to provide one or more of the fixed or variable methods of payment available. (See “Annuity Options.”) The Contract Owner may elect the form of payment during his or her lifetime (or during the Annuitant’s lifetime, if the Contract is not owned in an individual capacity). Such an election, particularly in the case of Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law. If the Contract Owner has not made such an election, payment will be in a single sum, unless the Beneficiary elects an annuity payment option within 90 days after receipt by the Company of due proof of the Annuitant’s death or elects to apply the amount payable under the Contract to purchase a new Contract. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

The Company also intends to make Beneficiary Continuation and Spousal Continuation provisions available under the Contracts, subject to any necessary state approvals. Under these provisions, an eligible Beneficiary would also have the option of continuing the Contract, as further described below. If either Beneficiary or Spousal Continuation applies to a Contract, and an eligible Beneficiary does not make an election of continuation of the Contract or of payment either in one sum or under an annuity payment option within 90 days after the Company receives due proof of death, the Contract will be continued under the applicable continuation provision.

For non-tax qualified plans, the Code requires that if any Contract Owner (or, if applicable, the Annuitant) dies prior to annuitization, the Death Proceeds must be either: (1) distributed within five years after the date of death; or (2) applied to a payment option payable over the life (or over a period not exceeding the life expectancy) of the Beneficiary, provided further that payments under the payment option must begin within one year of the date of death. Special options apply under a non-tax qualified plan for spouses. See “Special Options for Spouses.” There are comparable· rules for distributions on the death of the Annuitant under tax qualified plans; however, if the Beneficiary under a tax qualified Contract is the Annuitant’s spouse, the Code generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1⁄2 (which may be more or less than five years after the Annuitant’s death). See “Taxation of the Contracts-Special Rules for Annuities Purchased for Annuitants Under Retirement Plans Qualifying for Tax Benefited Treatment-Distributions from the Contract.”

If a Contract Owner (or, if applicable, the Annuitant) dies on or after annuitization, the remaining interest in the Contract must be distributed at least as quickly as under the method of distribution in effect on the date of death.

Beneficiary Continuation

In keeping with the Code’s general requirement that Death Proceeds must be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to hold his or her share of the Death Proceeds (as determined after the Death Proceeds have been reduced by the amount of any outstanding loan plus accrued interest) in the Contract and to continue the Contract for a period ending five years after the date of death, provided that the Beneficiary’s share of the Death Proceeds meets the Company’s published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts). The Contract cannot be continued for any Beneficiary whose share of the Death Proceeds does not meet the minimum.

The Beneficiary has 90 days after the date the Company receives due proof of death to make an election with respect to his or her share of the Death Proceeds. The Beneficiary may elect either: (1) payment in a single sum; (2) application to a permitted annuity payment option with payments to begin within one year of the date of death; or (3) Beneficiary Continuation, provided that the Beneficiary’s share of the Death Proceeds meets the Company’s published minimum. If the Beneficiary does not make an election within 90 days after the Company receives due proof of death, the Contract will be continued under the Beneficiary Continuation provision for a period ending five years after the date of death. If Beneficiary Continuation is not available because the Beneficiary’s share of the Death Proceeds does not meet the Company’s published minimum; however, the Death Proceeds will be paid in a single sum unless the Beneficiary elects an annuity payment option within 90 days alter the Company receives due proof of death.

If the Contract is continued under the Beneficiary Continuation provision, the Death Proceeds (reduced by the amount of any outstanding loan plus accrued interest) become the Contract Value on the date the continuation is elected, and will be allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her Contract Value, and no contingent deferred sales charge will apply. The Beneficiary cannot, however, make additional purchase payments, take loans or exercise the dollar cost averaging feature. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), the Company will pay the Beneficiary’s Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary’s death benefit will be the Beneficiary’s Contract Value on the date when the Company receives due proof of the Beneficiary’s death.

Special Options for Spouses

Under the Spousal Continuation provision, the Contract may be continued alter the death of a Contract Owner (or the Annuitant, in the case of a Contract that is not owned in an individual capacity) if the Contract identifies the deceased spouse as the Contract Owner (or, if applicable, the Annuitant) and the surviving spouse as the primary Beneficiary. In that case, the surviving spouse can elect one of the following three options within 90 days alter the Company receives due proof of death of the Contract Owner (or, if applicable, the Annuitant). The surviving spouse may elect: (1) to receive the Death Proceeds (reduced by the amount of any outstanding loan plus accrued interest) either in one sum or under a permitted payment option; (2) to continue the Contract under the Beneficiary Continuation provision; or (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant). If the surviving spouse does not make an election within 90 days alter the Company receives due proof of death, the Contract will automatically be continued under the Spousal Continuation provision, with the result that the surviving spouse will forego the right to receive the Death Proceeds at that time.

Under the Spousal Continuation provision, all terms and conditions of the Contract that applied prior to the death will continue to apply, regardless of whether or not the Contract is qualified for tax benefited treatment under the Code, except that:

a.

The surviving spouse will not be permitted to make additional purchase payments or take loans under Contracts issued in connection with a retirement plan qualifying for tax benefited treatment under Section 401 or 403 of the Internal Revenue Code; and

b.

The Maturity Date will be reset to a later date, if necessary, based on the age of the surviving spouse. The Maturity Date cannot be reset to an earlier date. In the event the Maturity Date is reset, the new Maturity Date will be the date when the surviving spouse reaches the maximum maturity age under applicable state law. In most states, the maximum maturity age is 95, but the maximum maturity age is 85 in New York and Pennsylvania.

The Spousal Continuation provision will not be available if, at the time of the Contract Owner’s death, the surviving spouse is older than the maximum maturity age under applicable state law. In addition, the Spousal Continuation provision will not be available if, at the original Maturity Date, the surviving spouse would be older than the maximum maturity age under applicable state law.

A surviving spouse who elects Beneficiary Continuation, as opposed to Spousal Continuation, under a Contract that is qualified for tax-benefited treatment under the Code must begin to receive distributions from the Contract by the earlier of: (1) five years from the date of death; and (2) the year in which the Contract Owner (or, if applicable, the Annuitant) would have reached age 70 1⁄2.

If a Contract is subject to a loan at the time the Contract Owner (or, if applicable, the Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and the Contract Value will be reduced accordingly.

Disability Benefit Rider

A disability benefit rider was available for an additional fee, provided that the Annuitant satisfied any applicable underwriting standards. This feature was available only if you were under age 60 when your Contract is issued and if you planned to make regular annual contributions to the Contract. If the Annuitant becomes totally disabled, the rider provides that the Company will make monthly purchase payments under the Contract, subject to the terms and conditions of the rider. It does not waive surrender charges.

When a claim for benefits under the Disability Benefit Rider is approved, the Companywill provide an initial benefit. The initial benefit will be equal to one monthly purchase payment benefit times the number of rider months which have started during the benefit period.

The Company will pay to the Contract Owner:

∎ The whole initial benefit or, if less,

∎ An amount equal to the sum of all purchase payments which are applied to the Contract during the benefit period.

The amount of the purchase payment benefit for each month of the benefit period will be computed as follows:

If total disability starts during the first rider month, the amount will be equal to the smaller of (a) the sum of all credits in the first rider month but before the date total disability started; and (b) one-twelfth of the Maximum Purchase Payment Benefits for the first rider year.

If total disability starts after the first rider month but during the first rider year, the amount will be equal to the smaller of: (a) the monthly average of credits for all rider months before the rider month in which the total disability started; and (b) one-twelfth of the Maximum Purchase Payment Benefits for the first rider year.

If total disability starts after the first rider year, the amount will be equal to the monthly average of credits for all rider years before the rider year in which total disability started.

After total disability has continued for at least six months, the Company will waive premiums for this Rider which are due and payable for the benefit period. The Company will refund to the Contract Owner the part of any premiums which are paid but later waived.

Example:

For example, If you purchased the rider and you indicated that you want us to make monthly purchase payments of $50.00 on your behalf in the event you become totally disabled as defined in the rider and you then become totally disabled, we will make the $50.00 purchase payments during the period of your disability as defined in the rider.

Requests and Elections

We permit You to request transactions by mail and telephone. We make Internet access available to You. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a Contract Owner’s account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

By Telephone or Internet

You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:

∎	Account Balance

∎	Unit Values

∎	Current rates for the Fixed Account

∎	Transfers

∎	Changes to investment strategies

∎	Changes in the allocation of future purchase payments.

Your transaction must be in Good Order (discussed below) and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at your Designated Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

∎	any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

∎	any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

Telephone and Computer Systems

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider’s, your agent’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to your Designated Office.

Good Order

A request or transaction generally is considered in “Good Order” if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Divisions affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner’s consents. With respect to purchase payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative before submitting the form or request

After Your Death

If we are notified of your death before any requested transaction is completed (including transactions under automated investment strategies, the dollar cost averaging program, the minimum distribution program and the systematic withdrawal program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. If the Beneficiary is your spouse, the spouse may be substituted as the Contract Owner of the Contract and continue the Contract. We permit the Beneficiary of a Traditional IRA Contract in your name for his/her benefit. If You are receiving income payments, we will cancel the request and continue making payments to your Beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a Joint Annuitant.

Abandoned Property Requirements

Every state has unclaimed property laws that generally declare non-ERISA (“Employee Retirement Income Security Act of 1974”) annuity contracts to be abandoned after a period of inactivity of three to five years from the Contract’s maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or You last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation and within certain mandated time periods. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.

Misstatement

We may require proof of age or sex (where permitted) of the Owner, Annuitant or Beneficiary before making any payments under this Contract that are measured by the Owner’s, Annuitant’s or Beneficiary’s life. If the age or sex (where permitted) of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age and sex (where permitted).

Once income payments have begun, any overpayments or underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we may be required to pay interest on any underpayments.

Third Party Requests

Generally, we only accept requests for transactions or information from You. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract Owners and who simultaneously makes the same request or series of requests on behalf of other Contract Owners.

Valuation—Suspension of Payments

We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each Division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days’ notice.

When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/ reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Contract, we base the number of Annuity Units You receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:

∎

rules of the SEC so permit (trading on the Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

∎	during any other period when the SEC by order so permits.

Cybersecurity Risks

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners’ requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Variable Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

Administration Charges, Contingent Deferred Sales Charge and Other Deductions

The Company deducts various charges from Contract Value for the services provided, expenses incurred and risks assumed in connection with the Contracts. For example, the Company incurs costs and expenses in connection with issuing Contracts, maintaining Contract Owner records and providing accounting, valuation, regulatory and reporting services. The Company also incurs costs and expenses associated with the marketing, sale and distribution of the Contracts. In addition, the Company assumes mortality and expense risks under the Contracts. In particular, the Company guarantees that the dollar amount of the Administration Contract Charge and the amount of the Administration Asset Charge as a percentage of Contract Value will not increase over the life of a Contract, regardless of the actual expenses. Also, the Company guarantees that, although annuity payments will vary according to the performance of the investments you select, annuity payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this mortality risk by virtue of annuity rates in the Contract that cannot be changed. The Company also assumes the risk of making a minimum death benefit payment if the Contract Owner (or, if applicable, the Annuitant) dies prior to annuitization. (See “Payment on Death Prior to Annuitization.”)

The amount and manner of deduction of Contract charges is described below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by the Company, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses.

Administration Charges

The Company deducts two Administration Charges equal, on an annual basis, to $30 per Contract plus .40% of the daily net assets of each sub-account. The Administration Charges will be deducted from each sub-account in the ratio of your interest therein to your total Contract Value. In addition, the Company charges a transfer fee for certain transfers of Contract Value between accounts, as described below.

The annual $30 Administration Contract Charge is deducted from the Contract Value on each Contract anniversary for the prior Contract Year and will be deducted on a pro rata basis at annuitization or at the time of a full surrender if the annuitization or surrender occurs on a date other than a Contract anniversary. The charge is not imposed after annuitization. In those instances in which two Contracts are issued to permit the funding of a spousal IRA, the Administration Contract Charge will be imposed only on the Contract to which the larger purchase payments have been allocated in the Contract application.

The Administration Asset Charge is equal to an annual rate of .40% of net assets and is computed and deducted on a daily basis from each sub-account. As a percentage of net assets, this charge will not increase over the life of a Contract, but the total dollar amount of the charge will vary depending on the level of net assets. The Administration Asset Charge will continue to be assessed after annuitization if annuity payments are made on a variable basis.

Prior to annuitization, the Company currently imposes a transfer fee of $10 for each transfer of Contract Value in excess of 12 per Contract Year. The Company reserves the right to impose a transfer fee of $10 on each transfer in excess of 4 per Contract Year and to limit the number of transfers.

Mortality and Expense Risk Charge

The Company deducts a Mortality and Expense Risk Charge from the Variable Account. This Charge is computed and deducted on a daily basis from the assets in each sub-account attributable to the Contracts. The charge is at an annual rate of .95% of the daily net assets of each such sub-account, of which .60% represents a mortality risk charge and .35% represents an expense risk charge. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed after annuitization if annuity payments are made on a variable basis. (See “Annuity Payments.”)

Contingent Deferred Sales Charge

The Company does not make any deductions for sales expenses from purchase payments at the time of purchase. The Contingent Deferred Sales Charge, when applicable, is intended to assist the Company in covering its expenses relating to the sale of the Contracts, including commissions, preparation of sales literature and other promotional activity.

No Contingent Deferred Sales Charge will apply after a Contract reaches its Maturity Date. You select a Maturity Date when applying for your Contract. The Maturity Date selected must be at least 10 years after issue of the Contract. Under current rules, the Company may consent to issue a Contract with a Maturity Date less than 10 years after issue, provided that the Contract Owner is an employer-sponsored pension plan through which

Contracts were purchased prior to May 1, 1994. (See “Election of Annuity” for more information.) A Contingent Deferred Sales Charge will be imposed in the event of certain partial and full surrenders and applications of proceeds to certain payment options prior to the Maturity Date. Up to 10% of the Contract Value on the date of surrender may be surrendered without charge in any one Contract Year. If there is more than one partial surrender in a Contract Year, the amount that may be surrendered without charge is 10% of the Contract Value on the date of the first partial surrender during such year. No charge will be imposed for payments made upon death or application of proceeds to variable life income payment options (payment options 2, 3 or 6 as described under “Annuity Options” below) prior to the Maturity Date. If the Contract has been in force for five years, no charge will be applied upon the election of a fixed life income payment option (comparable to payment options 2, 3 or 6 as described under “Annuity Options” below but on a fixed basis). The Contingent Deferred Sales Charge will be applied upon the election of other forms of payment prior to the Maturity Date. Any such election will be treated as a full surrender for purposes of calculating the applicable Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge applied will equal the following amounts if the transaction occurs in the years indicated:

Percentage of Contract Value Withdrawn

(after free withdrawal of 10% of the Contract Value)_

Contract Year
1	2	3	4	5	6	7	8	9	10	11 and After
6.5%	6.0%	5.5%	5.0%	4.5%	4.0%	3.5%	3.0%	2.0%	1.0%	0%

In cases where the Company has consented to issue a Contract with less than 10 years to the Maturity Date, the Contingent Deferred Sales Charge will be calculated as though the year of the Maturity Date is the tenth Contract Year (and the preceding Contract Year is the ninth year, and so forth) resulting in a lower percentage charge for each Contract Year shown in the table above.

In no event will the total Contingent Deferred Sales Charge exceed 8% of the first $50,000 of purchase payments made under the Contract and 6.5% of the amount of purchase payments in excess of $50,000. (For Contracts issued on individuals age 50 or above to employer-sponsored pension plans through which contracts were purchased prior to May 1, 1994, a different Contingent Deferred Sales Charge scale may apply. The applicable scale is indicated on the schedule page of the Contract.)

The following example illustrates the circumstances under which the maximum sales load would apply. It is hypothetical only and is not intended to suggest that these performance results would necessarily be achieved. For historical performance results see the tables starting on page 11-4 of the Statement of Additional Information.

EXAMPLE:	Assume that you purchased a Contract with a $10,000 single purchase payment and that you surrendered the Contract during the fifth Contract Year when the Contract Value had grown to $19,850.

Using the Contingent Deferred Sales Charge schedule in the chart above, the Contingent Deferred Sales Charge would be: 4.5% X (90% of $19,850), or $804. However, because this is larger than the maximum allowable charge (8% of the $10,000 purchase payment), your actual Contingent Deferred Sales Charge would be only $800.

The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy minimum distributions, as required by tax law, calculated as if this Contract were the participant’s only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See “Federal Income Tax Status - Taxation of the Contracts.”)

In the case of a partial surrender, the Contingent Deferred Sales Charge is deducted from the Contract Value remaining after the Contract Owner has received the amount requested and is a percentage of the total amount withdrawn. For example, if you requested a partial surrender of $100 (after previously surrendering 10% of the Contract Value free of charge in that Contract Year) and the applicable Contingent Deferred Sales Charge was 5%, the total amount of Contract Value withdrawn in that transaction would be $105.26. After giving effect to a partial surrender, including deduction of the Contingent Deferred Sales Charge, the remaining Contract Value must be at least $500 (unless the Company consents to a lesser amount) or, if the Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $500, whichever is greater (unless the Company consents to a lesser amount). If the requested partial surrender would not satisfy this requirement, at the Contract Owner’s option either the amount of the partial surrender will be reduced or the transaction will be treated as a full surrender and the Contingent Deferred Sales Charge deducted from the proceeds. The Contingent Deferred Sales Charge is deducted from the sub-accounts in the same proportion as the Contract Value that you requested to be surrendered.

The Contingent Deferred Sales Charge will be waived in connection with an exchange by a Contract Owner of one Zenith Accumulator Contract for another Zenith Accumulator Contract.

Premium Tax Charges

Various states impose a premium tax on annuity purchase payments received by insurance companies. The Company may deduct these taxes from purchase payments and currently does so for Contracts subject to the insurance tax law of South Dakota. Certain states may require the Company to pay the premium tax at annuitization rather than when purchase payments are received. In those states the Company may deduct the premium tax, calculated as a percentage of Contract Value, on the date when annuity payments are to begin. Deductions for state premium tax charges currently range from 1⁄2% to 2.00% of the Contract Value or purchase payment for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1.00% to 3.50% of the Contract Value or purchase payment for all other Contracts. The Company may in the future deduct premium taxes under Contracts subject to the insurance tax laws of other states, or the applicable premium tax rates may change. See Appendix B for a list of premium tax rates paid by the Company.

Surrender of a Contract may result in a credit against the premium tax liability of the Company in certain States. In such event, the surrender proceeds will be increased by the amount of such tax credit.

Premium tax rates are subject to being changed by law, administrative interpretations or court decisions. Premium tax amounts will depend on, among other things, the state of residence of the Annuitant and the insurance tax law of the state.

Other Expenses

A deduction for an investment advisory fee is made from, and certain other expenses are paid out of, the assets of each Portfolio. (See “Expense Table.”) The prospectuses and Statements of Additional Information of the Portfolios describe these deductions and expenses.

Charges Under Contracts Purchased by Exchanging a Fund I or Preference Contract

If a Contract is purchased by exchanging a variable annuity contract issued by New England Variable Annuity Fund I (a “Fund I contract”) or New England Retirement Investment Account (a “Preference contract”), the sales charges will be calculated as described below. There will be no Contingent Deferred Sales Charge on the transfer of assets from a Fund I or Preference contract to a Zenith Accumulator Contract.

A Contract issued in exchange for a Fund I contract will have no Contingent Deferred Sales Charge. No further purchase payments will be permitted to be made under a Contract purchased by exchanging a Fund I contract. If you purchase a Contract by exchanging a Fund I contract and you also hold or acquire another Zenith Accumulator Contract, the $30 Administration Contract Charge will only be imposed on one of the Contracts. Total asset-based charges (including the investment advisory fee) under Fund I contracts currently equal approximately 1.35%.

A Contract issued in exchange for a Preference contract will have no Contingent Deferred Sales Charge. Although Preference contracts were originally issued subject to a contingent deferred sales charge, there are no longer any Preference contracts subject to such a charge. Preference contracts have asset-based charges of 1.25% for mortality and expense risks, but do not have an asset-based administration charge. Preference contracts impose a $30 annual administration charge.

If you are contemplating an exchange of a Fund I or Preference contract for a Zenith Accumulator Contract, you should compare the charges deducted under your existing contract and under the Zenith Accumulator Contract for mortality and expense risk charges, administrative charges and investment advisory fees.

ANNUITY PAYMENTS

Election of Annuity

When applying for a Contract, you select the Maturity Date and an annuity payment option. The Maturity Date selected must be at least 10 years after issue of the Contract. Under current rules, the Company may consent to issue a Contract with a Maturity Date less than 10 years after issue, provided that the Contract Owner is an employer-sponsored pension plan through which Contracts were purchased prior to May 1, 1994. Such Contracts are only available, however, to Annuitants who are age 50 or over at the time of issue. In addition, the applications for such Contracts must satisfy the Company’s suitability guidelines and, in the case of Annuitants between the ages of 50 and 58 1⁄2 at the time of issue, the Maturity Date must be no earlier than the date at which the Annuitant would reach age 59 1⁄2. Once a Maturity Date is selected, you cannot change it to an earlier date. However, you may surrender the Contract at any time before the Maturity Date and apply the surrender proceeds to an annuity payment option. At any time before the Maturity Date, you may elect to defer the Maturity Date, but you must obtain Company consent to defer if on the later Maturity Date the age of the Annuitant at his or her nearest birthday would be more than seventy-five. You may change the annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, the amount of Contract Value applied to the fixed payment option (net of any applicable charges described under “Administration Charges, Contingent Deferred Sales Charge and Other Deductions”) will be transferred to the general account of the Company, and the annuity payments will be fixed in amount and duration by the annuity payment option selected, the age of the Payee and, for Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, by the sex of the Payee. (See “Amount of Variable Annuity Payments.”)

Requests to defer the Maturity Date, change payment options or make other elections relating to annuity payments should be sent to the Designated Office. Contracts acquired by retirement plans qualifying for tax benefited treatment may be subject to various requirements concerning the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

Annuity Options

Prior to annuitization, you may elect, subject to any applicable restrictions of Federal tax law, to have payments made under any of the annuity payment options provided in the Contract. Any such election depends upon written notice to (and, for variable annuity payment options to begin during the first Contract Year, consent of) the Company. Requests relating to annuity payment options should be sent to the Designated Office. In the event of your death, without having made an election of an annuity payment option, the beneficiary can elect any of the available options listed below, subject to applicable Federal tax law restrictions. Payments will begin on the Maturity Date, as stated in your application or as subsequently deferred, or, in the case of a full surrender as otherwise specified. Pursuant to your election, the Company shall apply all or any part designated by you of the value of your Contract, less any applicable Contingent Deferred Sales Charge and Administration Contract Charge, to any one of the annuity payment options described below.

Prior to annuitization (but only if the Annuitant is living), you may elect to apply all or any part of the Death Proceeds under any one of the annuity payment options listed below or in any other manner agreeable to the Company.

The total amount of the Contract Value or Death Proceeds which may be applied to provide annuity payments will be reduced by any applicable charges and by the amount of any outstanding loan plus accrued interest. (See “Loan Provision for Certain Tax Benefited Retirement Plans.”)

The Contract provides for the variable annuity payment options listed below.*

First Option: Variable Income for a Specified Number of Years.** The Company will make variable monthly payments for the number of years elected, which may not be more than 30 years except with the consent of the Company. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

Second Option: Variable Life Income. The Company will make variable monthly payments which will continue while the Payee is living***; while the Payee is living but for at least ten years or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

Third Option: Variable Life Income, Installment Refund. The Company will make variable monthly payments during the life of the Payee but for a period at least as long as the nearest whole number of months calculated by dividing the amount applied to this Option by the amount of the first monthly payment.

Sixth Option: Variable Life Income for Two Lives. The Company will make variable monthly payments which will continue while either of two Payees is living (Joint and Survivor Variable Life Income)***, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 3/4 to Survivor Variable Life Income).*** THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

*	Your Contract lists a fourth and fifth option ... however, due to tax law considerations, these options are not available on a fixed or variable basis.

**	Application of proceeds under this option upon surrender will result in the imposition of any applicable charge described under “Contingent Deferred Sales Charge.”

***

IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE VARIABLE ANNUITY PAYMENT IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE SECOND PAYMENT OR TO RECEIVE ONLY TWO VARIABLE ANNUITY PAYMENTS IF THE PAYEE DIES (OR PAYEES DIE) BEFORE THE DUE DATE OF THE THIRD PAYMENT, AND SO ON.

Comparable fixed payment options are also available for all of the options described above. In addition, other annuity payment options (including other periods certain) may be available from time to time, and you should consult the Company as to their availability. If you do not elect an annuity payment option by the

Maturity Date, variable payments under the Contract will be made while the Payee is living but for at least ten years. (This is the Second Option: Variable Life Income with Period Certain.) If installments under an annuity payment option are less than $20, the Company can change the payment intervals to 3, 6 or 12 months in order to increase each payment to at least $20.

The Payee under the first, second and sixth variable payment option may withdraw the commuted value of the period certain portions of the payments. The commuted value of such payments is calculated based on the assumed interest rate under the Contract. The life income portion of the payment option cannot be commuted, and variable annuity payments based on that portion will resume at the expiration of the period certain if the Annuitant is alive at that time. (See “Amount of Variable Annuity Payments.”) In addition, after the death of the Payee under the first, second or third variable payment option or the surviving Payee under the sixth variable payment option, a Payee named to receive any unpaid payments certain may withdraw the commuted value of the payments certain.

The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

The Company continues to assess the Mortality and Expense Risk Charge after the Maturity Date if annuity payments are made under any variable annuity payment option, including an option not involving a life contingency and under which the Company bears no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

At the Maturity Date (or any other application of proceeds to a payment option), the Contract Value (reduced by any applicable charges and by any outstanding loan plus accrued interest) is applied toward the purchase of monthly annuity payments. The amount of monthly variable payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee’s age, (ii) the assumed interest rate selected, (iii) the type of payment option selected, and (iv) the investment performance of the Portfolios selected. (The Fixed Account is not available under variable payment options.)

The annuity purchase rates are used to calculate the basic payment level purchased by the Contract Value. These rates vary according to the age of the Payee. The higher the Payee’s age at annuitization, the greater the basic payment level under options involving life contingencies, because the Payee’s life expectancy and thus the period of anticipated income payments will be shorter. With respect to Contracts issued in New York or Oregon for use in situations not involving an employer-sponsored plan, purchase rates used to calculate the basic payment level will also reflect the sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the greater life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that provides for a refund at death of the Payee or that guarantees that payments will be made for the balance of a period of a certain number of years after the death of the Payee, the Contract Value will purchase lower monthly benefits.

The dollar amount of the initial variable annuity payment will be at the basic payment level. The assumed interest rate under the Contract will affect both this basic payment level and the amount by which subsequent payments increase or decrease. Each payment after the first will vary with the difference between the net investment performance of the sub-accounts selected and the assumed interest rate under the Contract. If the actual net investment rate exceeds the assumed interest rate, the dollar amount of the annuity payments will increase. Conversely, if the actual rate is less than the assumed interest rate, the dollar amount of the annuity payments will decrease. If actual investment performance is equal to the assumed interest rate, the monthly payments will remain level.

Unless otherwise provided, the assumed interest rate will be at an annual rate of .3.5%. You may select as an alternative an annual assumed interest rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

You may, even after variable annuity payments have commenced, direct that all or a portion of your investment in one sub-account be transferred to another sub-account of the Variable Account in the manner provided under “Transfer Privilege.”

Minimum Annuity Payments

Annuity payments will be made monthly. But if any payment would be less than $20, the Company may change the frequency so that payments are at least $20 each.

Proof of Age, Sex and Survival

The Company may require proof of age, sex (if applicable) and survival of any person upon the continuation of whose life annuity payments depend.

The foregoing descriptions are qualified in their entirety by reference to the Statement of Additional Information and to the Contract, which contains detailed information about the various forms of annuity payment options available, and other matters also of importance.

RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

1.    Plans qualified under Section 401(a), 401(k), or 403(a) of the Code (“Qualified Plans:’) (At this time, the Contracts are only available on a limited basis to plans qualified under Section 401(k). Contracts are not being offered to 401(k) plans unless such plans already own Contracts on participants.);

2.    Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code (“TSA Plans”) which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA. (The Contracts are no longer being offered through TSA Plans that are subject to ERISA.);

3.    Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as “IRAs”), including simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code (“SEPs” and “SARSEPs”). SARSEPs are only allowed if owned prior to January 1, 1999;

4.    Roth Individual Retirement Accounts under Section 408A of the Code (“Roth IRAs”). (In some states Roth IRAs are available under this Contract only if you have an existing IRA.)

5.    Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations (“Section 457 Plans”); and

6.    Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees (“Governmental Plans”).

An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. At this time, the Contracts are not being offered to plans qualified under Section 401(k) of the Code unless such plans already own Contracts on participants, and are no longer being offered through TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for 401(k) plans or TSA Plans subject to ERISA. Accordingly, the Contract should not be purchased for use with such plans.

A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under the heading “Special Rules for Annuities Purchased for Annuitants Under Retirement Plans Qualifying for Tax Benefited Treatment.” It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

In the case of certain TSA Plans under Section 403(b)(1) of the Code, IRAs purchased under Section 408(b) of the Code and Roth IRAs under Section 408A of the Code, the individual variable annuity contracts offered in this prospectus comprise the retirement “plan” itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

FEDERAL INCOME TAX STATUS

The following discussion is intended as a general description of the Federal income tax aspects of the Contracts. It is not intended as tax advice. For more complete information, you should consult a qualified tax advisor.

Tax Status of the Company and the Variable Account

The Company is taxed as a life insurance company under the Code. The Variable Account and its operations are part of the Company’s total operations and are not taxed separately. Under current law no taxes are payable by the Company on the investment income and capital gains of the Variable Account. Such income and gains will be retained in the Variable Account and will not be taxable until received by the Annuitant or the Beneficiary in the form of annuity payments or other distributions.

The Contracts provide that the Company may make a charge against the assets of the Variable Account as a reserve for taxes which may relate to the operations of the Variable Account.

Taxation of the Contracts

The variable annuity contracts described in this prospectus are considered annuity contracts the taxation of which is governed by the provisions of Section 72 of the Code. As a general proposition, Section 72 provides that Contract Owners are not subject to current taxation on increases in the value of the Contracts resulting from earnings or gains on the underlying mutual fund shares until they are received by the Annuitant or Beneficiary in the form of distributions or annuity payments. (Exceptions to this rule are discussed below under “Special Rules for Annuities Used by Individuals or with Plans and Trusts Not Qualifying Under the Code for Tax Benefited Treatment.”)

Under the general rule of Section 72, to the extent there is an “investment” in the Contract, a portion of each annuity payment is excluded from gross income as a return of such investment. The balance of each annuity payment is includible in gross income and taxable as ordinary income. In general, earnings on all contributions to the Contract and contributions made to a Contract which are deductible by the contributor will not constitute an “investment” in the Contract under Section 72.

Special Rules for Annuities Purchased for Annuitants Under Retirement Plans Qualifying for Tax Benefited Treatment

Set forth below is a summary of the Federal tax laws applicable to contributions to, and distributions from, retirement plans that qualify for Federal tax benefits. Such plans are defined above under the heading “Retirement Plans Offering Federal Tax Benefits.” You should understand that the following summary does not include everything you need to know regarding such tax laws.

The Code provisions and the rules and regulations thereunder regarding retirement trusts and plans, the documents which must be prepared and executed and the requirements which must be met to obtain favorable tax treatment for them are very complex. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. An Owner’s rights under this Contract may be limited by the terms of the retirement plan with which it is used. A person contemplating the purchase of a Contract for use with a retirement plan qualifying for tax benefited treatment under the Code should consult a qualified tax advisor as to all applicable Federal and state tax aspects of the Contracts and, if applicable, as to the suitability of the Contracts as investments under ERISA.

(i)    Plan Contribution Limitations

Statutory limitations on contributions to retirement plans that qualify for federal tax benefits may limit the amount of money that may be contributed to the Contract in any Contract Year. Any purchase payments attributable to such contributions may be tax deductible to the employer and are not currently taxable to the Annuitants for whom the Contracts are purchased. The contributions to the Contract and any increase in Contract Value attributable to such contributions are not subject to taxation until payments from the Contract are made to the Annuitant or his/her Beneficiaries.

TSA Plans

Purchase payments attributable to TSA Plans are not includible within the Annuitant’s income to the extent such purchase payments do not exceed certain statutory limitations, including the “exclusion allowance.” The exclusion allowance is a calculation which takes into consideration the Annuitant’s includible compensation, number of years of service, and prior years of contributions. For more information, the Annuitant should obtain a copy of IRS Publication 571 on TSA Programs tor Employees of Public Schools and Certain Tax Exempt Organizations which will better assist the Annuitant in calculating the exclusion allowance and other limitations to which he or she may be subject for any given tax year. Any purchase payments attributable to permissible contributions under Code Section 403(b) (and earnings thereon) 0re not taxable to the Annuitant until amounts are distributed from the Contract. However, these payments may be subject to FICA (Social Security) and Medicare taxes.

IRAs, SEPs, SARSEPs

The maximum tax deductible purchase payment which may be contributed each year to an IRA is the lesser of $2,000 or 100 percent of includible compensation if the taxpayer is not covered under an employer plan. A spousal IRA is available if the taxpayer and spouse file a joint return and the spouse is not yet age 70 1⁄2. The maximum tax deductible purchase payment which a taxpayer may make to a spousal IRA is $2,000. If covered under an employer plan, taxpayers are permitted to make deductible purchase payments; however, for 1999, the deductions are phased out and eventually eliminated, on a pro rata basis, for adjusted gross income between $31,000 and $41,000 for an individual, between $51,000 and $61,000 for the covered spouse of a married couple filing jointly, between $150,000 and $160,000 for the non-covered spouse of a married couple filing jointly, and between $0 and $10,000 for a married person filing separately. A taxpayer may also make nondeductible purchase payments. However, the total of deductible and nondeductible purchase payments may not exceed the limits described above for deductible payments. An IRA is also the vehicle that receives contributions to SEPs and SARSEPs. Maximum contributions (including elective deferrals) to SEPs and SARSEPs are currently limited to the lesser of 15% of compensation (generally up to $160,000 for 1999) or $30,000. For more information concerning the contributions to IRAs, SEPs and SARSEPs, you should obtain a copy of IRS Publication 590 on Individual Retirement Accounts. In addition to the above, an individual may make a “rollover” contribution into an IRA with the proceeds of certain distributions (as defined in the Code) from a Qualified Plan.

Roth IRAs

In some states Roth IRAs are available under this Contract, subject to the following limitations.

Eligible individuals can contribute to a Roth IRA. Contributions to a Roth IRA are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. The maximum purchase payment which may be contributed each year to a Roth IRA is the lesser of $2,000 or 100 percent of includible compensation. A spousal Roth IRA is available if the taxpayer and spouse file a joint return. The maximum purchase payment that a taxpayer may make to a spousal Roth IRA is $2,000. Except in the case of a rollover or a transfer, no more than $2,000 can be contributed in aggregate to all IRAs and Roth IRAs of either spouse during any tax year. The Roth IRA contribution may be limited to less than $2,000 depending on the taxpayer’s adjusted gross income (“AGI”). The maximum contribution begins to phase out if the taxpayer is single and the taxpayer’s AGI is more than $95,000 or if the taxpayer is married and files a joint tax return and the taxpayer’s AGI is more than $150,000. The taxpayer may not contribute to a Roth IRA if the taxpayer’s-AG! is over $110,000 (if the taxpayer is single), $160,000 (if the taxpayer is married and files a joint tax return), or $10,000 (if the taxpayer is married and files separate tax returns). You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. To use the Contract in connection with a Roth IRA, you must have an existing Contract that was issued in connection with an IRA.

Section 457 Plans

Generally, under a Section 457 Plan, an employee or executive may defer income under a written agreement in an amount equal to the lesser of 33 1/2% of includible compensation or $8,000. The amounts so deferred (including earnings thereon) by an employee or executive electing to contribute to a Section 457 Plan are includible in gross income only in the tax year in which such amounts are paid or made available to that employee or executive or his/her Beneficiary. With respect to a Section 457 Plan for a nonprofit organization other than a governmental entity, (i) once contributed to the plan, any Contracts purchased with employee contributions remain the sole property of the employer and may be subject to the general creditors of the employer and (ii) the employer retains all ownership rights to the Contract including voting and redemption rights which may accrue to the Contract(s) issued under the plan. The plans may permit participants to specify the form of investment for their deferred compensation account. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 Plan obligations.

Qualified Plans

Code section 401(a) permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

(ii)    Distributions from the Contract

Mandatory Withholding on Certain Distributions

Distributions called “eligible rollover distributions” from Qualified Plans and front many TSA Plans are subject to mandatory withholding by the plan or payor at the rate of 20%. An eligible rollover distribution Is the taxable portion of any distribution from a Qualified Plan or a TSA Plan, except for certain distributions such as distributions required by the Code or in a specified annuity form. After December 31, 1999 permissible hardship withdrawals from TSA and 401(k) plans will no longer be treated as an “eligible rollover distribution.” Withholding can be avoided by arranging a direct transfer of the eligible rollover distribution to a Qualified Plan, TSA or IRA.

Qualified Plans, TSA Plans, IRAs, Roth IRAs, SEPs, SARSEPs and Governmental Plans

Payments made from the Contracts held under a Qualified Plan, TSA Plan, IRA, SEP, SARSEP or Governmental Plan are taxable under Section 72 of the Code as ordinary income, in the year of receipt. Any amount received in surrender of all or part of the Contract Value prior to annuitization will, subject to restrictions and penalties discussed below, also be included in income in the year of receipt. If there is any “investment in the Contract,” a portion of each amount received is excluded from gross income as a return of such investment. Distributions or withdrawals prior to age 59 1⁄2 may be subject to a penalty tax of 10% of the amount includible in income. This penalty tax does not apply: (i) to distributions of excess contributions or deferrals; (ii) to distributions made on account of the Annuitant’s death, retirement, disability or early retirement at or after age 55; (iii) when distribution from the Contract is in the form of an annuity over the life or life expectancy of the Annuitant (or joint lives or life expectancies of the Annuitant and his or her Beneficiary); or (iv) when distribution is made pursuant to a qualified domestic relations order. In the case of IRAs, SEPs and SARSEPS, the exceptions for distributions on account of early retirement at or after age 55 or made pursuant to a qualified domestic relations order do not apply but other exceptions may apply. A tax-free rollover may be made once each year among individual retirement arrangements subject to the conditions and limitations described in the Code.

Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1⁄2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

If the Annuitant dies before distributions begin, distributions must be completed within five years after death, unless payments begin within one year after death and are made over a period not extending beyond the life (or life expectancy) of the Beneficiary. Except under a Roth IRA, if the Annuitant’s spouse is the Beneficiary, distributions need not begin until the Annuitant would have reached age 70 1⁄2. If the Annuitant dies after annuity payments have begun, payments must continue to be made at least as rapidly as payments made before death.

With respect to TSA Plans, elective contributions to the Contract made after December 31, 1988 and any increases in Contract Value after that date may not be distributed prior to attaining age 59 1⁄2, termination of employment, death or disability. Contributions (but not earnings) made after December 31, 1988 may also be distributed by reason of financial hardship. These restrictions on withdrawal will not apply to the Contract Value as of December 31, 1988. These restrictions are not expected to change the circumstances under which transfers to other investments which qualify for tax free treatment under Section 403(b) of the Code may be made.

Except under a Roth IRA, annuity payments, periodic payments or annual distributions must generally commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1⁄2. In the case of a Qualified Plan or a Governmental Plan, if the Annuitant is not a “five-percent owner” as defined in the Code, these distributions must begin by the later of the date determined by the preceding sentence or the year in which the Annuitant retires. Each annual distribution must equal or exceed a “minimum distribution amount” which is determined by minimum distribution rules under the plan. A penalty tax of up to 50% of the amount which should be distributed may be imposed by the IRS for failure to distribute the required minimum distribution amount. The Company currently waives the Contingent Deferred Sales Charge on distributions that are intended to satisfy required minimum distributions, calculated as if this Contract were the participant’s only retirement plan asset. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. Rules regarding required minimum distributions apply to IRAs (including SEP and SARSEPs), Qualified Plans, TSA Plans and Governmental Plans. ·

Other restrictions with respect to election, commencement, or distribution of benefits may apply under the Contracts or under the terms of the Qualified Plans in respect of which the Contracts are issued.

Section 457 Plans

When a distribution under a Contract held under a Section 457 Plan is made to the Annuitant, such amounts are taxed as ordinary income in the year in which received. The plan must not permit distributions prior to the Annuitant’s separation from service (except in the case of unforeseen emergency).

Generally, annuity payments, periodic payments or annual distributions must commence by April 1 of the calendar year following the year in which the Annuitant attains age 70 1⁄2 and meet other distribution requirements. Minimum distributions under a Section 457 Plan may be further deferred if the Annuitant remains employed with the sponsoring employer. Each annual distribution must equal or exceed a “minimum distribution amount” which is determined by distribution rules under the plan. If the Annuitant dies before distributions begin, the same special distribution rules generally apply in the case of Section 457 Plans as apply in the case of Qualified Plans, TSA Plans, IRAs, SEPs, SARSEPs and Governmental Plans. These rules are discussed above in the immediately preceding section of this prospectus. An exception to these rules provides that if the beneficiary is other than the Annuitant’s spouse, distribution must be completed within 15 years of death, regardless of the beneficiary’s life expectancy.

Special Rules for Annuities Used by Individuals or with Plans and Trusts Not Qualifying Under the Code for Tax Benefited Treatment

For a Contract held by an individual, any increase in the accumulated value of the Contract is not taxable until amounts are received, either in the form of annuity payments as contemplated by the Contract or in a full or partial lump sum settlement of the Company’s obligations to the Contract Owner.

Under Section 72(u) of the Code, however, Contracts held by other than a natural person (i.e. those held by a corporation or certain trusts) generally will not be treated as an annuity contract for Federal income tax purposes. This means a Contract Owner who is not a natural person will have to include in income any increase during the taxable year in the accumulated value over the investment in the Contract.

Section 817(h) of the Code requires the investments of the Variable Account to be “adequately diversified” in accordance with Treasury Regulations. Failure to do so means the variable annuity contracts described herein will cease to qualify as annuities for Federal income tax purposes. Regulations specifying the diversification requirements have been issued by the Department of the Treasury, and the Company believes it complies fully with these requirements.

In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Accounts used to support their contracts. In those circumstances, income and gains from the Variable Account assets would be includible in the variable contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor [i.e., the Contract Owner], rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets.”

The ownership rights under the Contract are similar to, but also different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

Any amount received in a surrender of all or part of the Contract Value (including an amount received as a systematic withdrawal) prior to annuitization will be included in gross income to the extent of any increases in the value of the Contract resulting from earnings or gains on the underlying mutual fund shares.

The Code also imposes a ten percent penalty tax on amounts received under a Contract, before or after annuitization, which are includible in gross income. The penalty tax will not apply to any amount received under the Contract (1) after the Contract Owner has attained age 59 1⁄2, (2) after the death of the Contract Owner, (3) after the Contract Owner has become totally and permanently disabled, (4) as one of a series of substantially equal periodic payments made for the life (or life expectancy) of the Contract Owner or the joint lives (or life expectancies) of the Contract Owner and a Beneficiary, (5) if the Contract is purchased under certain types of retirement plans or arrangements, (6) allocable to investments in the Contract before August 14, 1982, or (7) if the Contract is an immediate annuity contract.

In the calculation of any increase in value for contracts entered into after October 4, 1988, all annuity contracts issued by the Company or its affiliates to the same Contract Owner within a calendar year will be treated as one contract.

If a Contract Owner or Annuitant dies, the tax law requires certain distributions from the Contract. (See “Payment on Death Prior to Annuitization.”) Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above; or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity payments, as described above. For these purposes, the investment in the Contract is not affected by the Contract Owner’s (or Annuitant’s) death. That is, the investment in the Contract remains the amount of any purchase payments paid which were not excluded from gross income.

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also an Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences that are not discussed herein. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Tax Withholding

The Code and the laws of certain states require tax withholding on distributions made under annuity contracts, unless the recipient has made an election not to have any amount withheld. The Company provides recipients with an opportunity to instruct it as to whether taxes are to be withheld.

Possible Changes in Taxation

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

VOTING RIGHTS

The Company is the legal owner of the Portfolio shares held in the Variable Account and has the right to vote those shares at meetings of the Portfolio shareholders. However, to the extent required by Federal securities law, the Company will give you, as Contract Owner, the right to instruct the Company how to vote the shares that are attributable to your Contract.

Prior to annuitization, the number of votes as to which you have a right of instruction is determined by applying your percentage interest in a sub-account to the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined by applying the percentage interest reflected by the reserve for your Contract to the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying the Contract decrease.

Contract Owners who are entitled to give voting instructions and the number of shares as to which they have a right of instruction will be determined as of the record date for the meeting. All Portfolio shares held in any sub-account of the Variable Account, or any other registered (or to the extent voting privileges are granted by the issuing insurance company, unregistered) Variable Accounts of the Company or any affiliate for which no timely instructions are received will be voted for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which voting instructions are received.

All Portfolio shares held by the general investment account (or any unregistered Variable Account for which voting privileges are not extended) of the Company or its affiliates will be voted in the same proportion.as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions.

The SEC requires the Portfolios’ Board of Trustees to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity Variable Accounts of affiliated and, if applicable, unaffiliated insurance companies. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Portfolios, or differences between voting instructions given by variable life and variable annuity contract owners, for example. If there is a material conflict, the Boards of Trustees will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Portfolio(s), if necessary. If the Company believes any Portfolio action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

Each Contract Owner is a policyholder of the Company and is entitled to vote at the Company’s Annual Meeting of Policyholders.

DISTRIBUTION OF CONTRACTS

MetLife Investors Distribution Company (“MLIDC”) is the principal underwriter and distributor of the securities offered through this Prospectus. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred

Annuity (e.g., commissions payable to the retail broker-dealers who sell the Deferred Annuities). MLIDC does not retain any fees under the Deferred Annuities. MLIDC’s principal executive offices are located at 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 as amended (the “Exchange Act”), as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities.

MLIDC pays compensation based upon a ‘gross dealer concession’ model. With respect to the Deferred Annuities, the maximum gross dealer concession ranges from 0.00% to 7.50% (depending on class purchased) of each purchase payment each year the Contract is in force and, starting in the second Contract Year, ranges from 0.00% to 0.6% (depending on the class purchased) of the Account Balance each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.

Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Deferred Annuities. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm’s guidelines, directly from us or the Distributor. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative from the unaffiliated broker-dealer for further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

THE FIXED ACCOUNT

A Fixed Account option is included under Contracts issued in those states where it has been approved by the state insurance department. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of the Company’s general account. The Fixed Account offers diversification to a Variable Account contract, allowing the Contract Owner to protect principal and earn, at least, a guaranteed rate of interest.

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and the Company has been advised that the staff of the SEC does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

General Description of the Fixed Account

The Company’s general account consists of all assets owned by the Company other than those in the Variable Account and the Company’s other Variable Accounts. The Company has sole discretion over the investment of assets in the general account, including those in the Fixed Account. Contract Owners do not share in the actual investment experience of the assets in the Fixed Account. Instead, the Company guarantees that Contract Values in the Fixed Account will be credited with interest at an effective annual net rate of at least 4.5% or 3%, depending on the date when your Contract was issued. The Company is not obligated to credit interest at a rate higher than the minimum guaranteed rate applicable to your Contract, although in its sole discretion it may do so. The Company declares the current interest rate for the Fixed Account periodically. Contract Values in the Fixed Account will be credited with interest daily.

The Company has the right to modify its method of crediting interest. Under its current method, any net purchase payment or portion of Contract Value allocated to the Fixed Account will earn interest at the declared annual rate in effect on the date of the allocation. On each Contract Anniversary, the Company will determine a portion, from 0% to 100%, of your Contract Value in the Fixed Account which will earn interest at the Company’s declared annual rate in effect on the Contract Anniversary. The effective interest rate credited at any time to your Contract Value in the Fixed Account will be a weighted average of all the Fixed Account rates for your Contract. (See “Contract Value and Fixed Account Transactions” below for a description of the interest rate which will be applied to Contract loan repayments allocated to the Fixed Account.)

Contract Value and Fixed Account Transactions

A Contract’s total Contract Value will include its Contract Value in the Variable Account, its Contract Value in the Fixed Account and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company’s general account (but outside the Fixed Account) as a result of a Contract loan.

The annual $30 Administration Contract Charge will be deducted proportionately from the Contract Value in the Fixed Account and in the Variable Account. Unless you request otherwise, a partial surrender or Contract loan will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders, partial surrenders and Contract loans. The following special rules apply to transfers and Contract loan repayments involving the Fixed Account.

You may transfer amounts from the Fixed Account to the Variable Account once each year within 30 days after the Contract anniversary. The amount of Contract Value which may be transferred from the Fixed Account is limited to the greater of 25% of the Contract Value in the Fixed Account and $1,000, except with the consent of the Company. Also, after the transfer is effected, Contract Value may not be allocated among more than ten of the accounts, including the Fixed Account. The Company intends to restrict transfers of Contract Value into the Fixed Account in the following circumstances: (1) for the remainder of a Contract Year if an amount is transferred out of the Fixed Account in that same Contract Year; (2) if the interest rate which would be credited to the transferred amount would be equivalent to an annual effective rate of 3% or 4.5% (whichever is the minimum guaranteed Fixed Account interest rate for your Contract); or (3) if the total Contract Value in the Fixed Account equals or exceeds a maximum amount established by the Company.

If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then an equal portion of each loan repayment must be allocated to the Fixed Account. (For example, ii 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account.) See “Loan Provision for Certain Tax Benefited Retirement Plans.” The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the effective interest rate for your Contract on the date the loan repayment is applied to the Fixed Account; and (2) the current Fixed Account interest rate set by the Company in advance for that date.

The Company reserves the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and the Company may be found in the Statement of Additional Information, a copy of which can be obtained by writing to MetLife Investors Distribution Company, 200 Park Avenue, New York, NY 10166 or telephoning 1-800-777-5897.

LEGAL PROCEEDINGS

In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

Appendix A — Portfolio Companies Available Under the Contract

Brighthouse Trust I, Brighthouse Trust II, Fidelity® Variable Insurance Products and the American Funds® and each of their Portfolios are more fully described in their respective prospectuses and SAIs, which can be amended from time to time and can be found online at www.metlife.com. You can also request this information at no cost by calling 800-638-7732, by sending an email request to RCG@metlife.com or through your registered representative. You should read these prospectuses carefully before making purchase payments to the Divisions. The classes of shares available to the Contracts, [____], each impose a 12b-1 fee. The current expenses and performance information below reflects fees and expenses of the Portfolios, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios.

The investment choices are listed in alphabetical order below (based upon the Portfolio’s legal names). (See “Portfolio Legal and Marketing Names” below) The Divisions generally offer the opportunity for greater returns over the long term than our Fixed Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio’s investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk You assume will depend on the Divisions You choose. While the Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the Divisions may go down as well as up.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.

Investment Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns
(as of 12/31/2020)
			1-Year	5-Year	10-Year
American Funds Insurance Series®—Class 2

Seeks as high a level of current income as is consistent with the preservation of capital.	American Funds Bond Fund Adviser: Capital Research and Management CompanySM	[•]%	[•]%	[•]%	[•]%

Seeks long-term growth of capital.	American Funds Global Small Capitalization Fund Adviser: Capital Research and Management CompanySM	[•]%	[•]%	[•]%	[•]%

Seeks growth of capital.	American Funds Growth Fund Adviser: Capital Research and Management CompanySM	[•]%	[•]%	[•]%	[•]%

Investment Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns
(as of 12/31/2020)
			1-Year	5-Year	10-Year
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund Adviser: Capital Research and Management CompanySM	[•]%	[•]%	[•]%	[•]%

Brighthouse Funds Trust I

Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio—Class A Adviser: Brighthouse Investment Advisers, LLC	[•]%	[•]%	[•]%	[•]%

Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	[•]%	[•]%	[•]%	[•]%

Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Clarion Global Real Estate Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC	[•]%	[•]%	[•]%	[•]%

Seeks long-term capital appreciation.	Harris Oakmark International Portfolio—Class E Adviser: Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	[•]%	[•]%	[•]%	[•]%

Seeks capital appreciation.	Invesco Global Equity Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	[•]%	[•]%	[•]%	[•]%

Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	[•]%	[•]%	[•]%	[•]%

Investment Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns
(as of 12/31/2020)
			1-Year	5-Year	10-Year
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio—Class A Adviser: Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	[•]%	[•]%	[•]%	[•]%

Seeks capital appreciation.	MFS® Research International Portfolio—Class A Adviser: Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	[•]%	[•]%	[•]%	[•]%

Seeks capital appreciation.	MFS® Research International Portfolio—Class B** Adviser: Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	[•]%	[•]%	[•]%	[•]%

Seeks capital appreciation.	Morgan Stanley Discovery Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: Morgan Stanley Investment Management Inc.	[•]%	[•]%	[•]%	[•]%

Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	[•]%	[•]%	[•]%	[•]%

Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	[•]%	[•]%	[•]%	[•]%

Investment Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns
(as of 12/31/2020)
			1-Year	5-Year	10-Year
Seeks growth of capital and income.	SSGA Growth and Income ETF Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	[•]%	[•]%	[•]%	[•]%

Seeks growth of capital.	SSGA Growth ETF Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	[•]%	[•]%	[•]%	[•]%

Seeks long-term growth of capital.	T. Rowe Price Mid Cap Growth Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	[•]%	[•]%	[•]%	[•]%

Seeks high total return by investing in equity securities of mid-sized companies.	Victory Sycamore Mid Cap Value Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: Victory Capital Management Inc.	[•]%	[•]%	[•]%	[•]%
Brighthouse Funds Trust II

Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio—Class A Adviser: Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	[•]%	[•]%	[•]%	[•]%

Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio—Class A Adviser: Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	[•]%	[•]%	[•]%	[•]%

Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio—Class A Adviser: Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	[•]%	[•]%	[•]%	[•]%

Investment Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns
(as of 12/31/2020)
			1-Year	5-Year	10-Year
Seeks a high level of current income, with preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio—Class A Adviser: Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	[•]%	[•]%	[•]%	[•]%

Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC	[•]%	[•]%	[•]%	[•]%

Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC	[•]%	[•]%	[•]%	[•]%

Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC	[•]%	[•]%	[•]%	[•]%

Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC	[•]%	[•]%	[•]%	[•]%

Seeks long-term capital growth.	Brighthouse/Artisan Mid Cap Value Portfolio—Class A Adviser: Brighthouse Investment Advisers, LLC Subadviser: Artisan Partners Limited Partnership	[•]%	[•]%	[•]%	[•]%

Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	[•]%	[•]%	[•]%	[•]%

Investment Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns
(as of 12/31/2020)
			1-Year	5-Year	10-Year
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio—Class A Adviser: Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	[•]%	[•]%	[•]%	[•]%

Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	[•]%	[•]%	[•]%	[•]%

Seeks long-term growth of capital.	Jennison Growth Portfolio—Class A Adviser: Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	[•]%	[•]%	[•]%	[•]%

Seeks long-term capital growth from investments in common stocks or other equity securities.	Loomis Sayles Small Cap Core Portfolio—Class A Adviser: Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	[•]%	[•]%	[•]%	[•]%

Seeks long-term capital growth.	Loomis Sayles Small Cap Growth Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	[•]%	[•]%	[•]%	[•]%

Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	[•]%	[•]%	[•]%	[•]%

Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	[•]%	[•]%	[•]%	[•]%

Investment Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns
(as of 12/31/2020)
			1-Year	5-Year	10-Year
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	[•]%	[•]%	[•]%	[•]%

Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	[•]%	[•]%	[•]%	[•]%

Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio—Class A* Adviser: Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	[•]%	[•]%	[•]%	[•]%

Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC	[•]%	[•]%	[•]%	[•]%

Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio—Class A* Adviser: Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	[•]%	[•]%	[•]%	[•]%

Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio—Class E Adviser: Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	[•]%	[•]%	[•]%	[•]%

Seeks capital appreciation.	MFS® Value Portfolio—Class A** Adviser: Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	[•]%	[•]%	[•]%	[•]%

Investment Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns
(as of 12/31/2020)
			1-Year	5-Year	10-Year
Seeks capital appreciation.	MFS® Value Portfolio—Class E Adviser: Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	[•]%	[•]%	[•]%	[•]%

Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio—Class A Adviser: Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	[•]%	[•]%	[•]%	[•]%

Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	[•]%	[•]%	[•]%	[•]%

Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	[•]%	[•]%	[•]%	[•]%

Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio—Class A Adviser: Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company	[•]%	[•]%	[•]%	[•]%

Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio—Class B Adviser: Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company	[•]%	[•]%	[•]%	[•]%

Investment Type	Portfolio Company and Adviser/Subadviser	Current Expenses	Average Annual Total Returns
(as of 12/31/2020)
			1-Year	5-Year	10-Year
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio ** Adviser: Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company	[•]%	[•]%	[•]%	[•]%

Fidelity® Variable Insurance Products—Initial Class

Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC

*	Available under Contracts issued prior to May 1, 1995

**	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Additional Information Regarding Eligible Funds

Brighthouse Funds Trust I

Class A shares of MFS® Research International are not available for allocation of new purchase payments or transfer of Contract Value (excluding existing rebalancing or dollar cost averaging programs in existence as of April 28, 2008).

Brighthouse Funds Trust II

Class A shares of the Western Asset Management Strategic Bond Opportunities Portfolio are not available for allocation of new purchase payments or transfer of Contract Value (excluding existing rebalancing or dollar cost averaging programs in existence as of May 1, 2016). Western Asset Management Strategic Bond Opportunities Class B shares are available.

For Contracts issued prior to May 1, 1995, the MetLife Stock Index Portfolio Class A is available. For Contracts issued on and after May 1, 1995, the MetLife Stock Index Portfolio Class B is available.

For Contracts issued prior to May 1, 1995, the MFS Total Return Portfolio Class A is available. For Contracts issued on and after May 1, 1995, the MFS Total Return Portfolio Class E is available.

* * *

For more information regarding the Investment Adviser and the subadviser of the Brighthouse Funds Trust I and Brighthouse Funds Trust II Portfolios, see the Statement of Additional Information for the Contracts, and also see the Brighthouse Funds Trust I and Brighthouse Funds Trust II prospectuses and Statements of Additional Information.

Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds. For more information about the Investment Adviser, see the American Funds Insurance Series® prospectus and its Statement of Additional Information.

Fidelity Management & Research Company is the Investment Manager for the Portfolio of the Variable Insurance Products Fund. For more information about the Investment Manager, see the Variable Insurance Products fund prospectus and its Statement of Additional Information.

You can also get information about Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series® or the Fidelity Variable Insurance Products Fund (including a copy of the Statement of Additional Information) by accessing the SEC’s website at http://www.sec.gov.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Deferred Annuity resulting from the performance of the Portfolio You have chosen.

Portfolio Legal Names and Marketing Names

Series Fund/Trust	Legal Names of Portfolio Series	Marketing Name

American Funds Insurance Series®	Bond Fund	American Funds Bond Fund

American Funds Insurance Series®	Global Small Capitalization Fund	American Funds Global Small Capitalization Fund

American Funds Insurance Series®	Growth-Income Fund	American Funds Growth-Income Fund

American Funds Insurance Series®	Growth Fund	American Funds Growth Fund

Additional Information Regarding the Portfolios

Certain Portfolios and trusts were subject to a name change. The charts below identify the former name and new name of each of these Portfolios, and where applicable, the former name and the new name of the trust of which the Portfolio is a part.

Portfolio Name Changes

The following Portfolios were renamed.

Appendix B—Premium Tax Table

B-1

The SAI includes additional information about the Contracts and the Variable Account. To view and download the SAI, please visit our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company

Attn: Fulfillment Unit – PPS

PO Box 10342

Des Moines, IA 50306-0342

(800) 638-7732

Reports and other information about the Contract and the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR ID: C000080229

B-2

METROPOLITAN LIFE SEPARATE ACCOUNT E

ZENITH ACCUMULATOR

INDIVIDUAL VARIABLE ANNUITY CONTRACTS

ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

STATEMENT OF ADDITIONAL INFORMATION

(PART B)

[•], 2021

This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated [•], 2021 (as annually supplemented) and should be read in conjunction therewith. A copy of the Prospectus dated [•], 2021 may be obtained by writing to Metropolitan Life Insurance Company, P.O. Box 7104, Troy, MI 48007-7104.

SAI-1

Page

HISTORY	SAI-3

INVESTMENT ADVISERS	SAI-3

DISTRIBUTION OF THE CONTRACTS	SAI-3

CALCULATION OF PERFORMANCE DATA	SAI-3

CALCULATION OF YIELDS	SAI-5

NET INVESTMENT FACTOR	SAI-6

ANNUITY PAYMENTS	SAI-7

HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS	SAI-8

HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS	SAI-9

TAX STATUS OF THE CONTRACTS	SAI-9

LEGAL MATTERS	SAI-10

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	SAI-10

FINANCIAL STATEMENTS	SAI-10

SAI-2

HISTORY

Metropolitan Life Separate Account E (the “Variable Account”) is a separate account of Metropolitan Life Insurance Company (the “Company”). The Variable Account was first established on September 27, 1983 and meets the definition of a separate account under the federal securities laws, and complies with the provisions of the Investment Company Act of 1940, as amended. Sales of the Contracts have been discontinued. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

INVESTMENT ADVISERS

The Variable Account invests in the Portfolios of American Funds Insurance Series®, Brighthouse Funds Trust I, Brighthouse Funds Trust II, and Fidelity Variable Insurance Products. The Investment Adviser to each fund may, from time to time, replace the subadviser, if applicable, with a new subadviser.

DISTRIBUTION OF THE CONTRACTS

MetLife Investors Distribution Company (“MLIDC”) serves as the principal underwriter and distributor of the Contracts. MLIDC’s principal business address is 200 Park Avenue, New York, NY 10166. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). MLIDC enters into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services. Sales representatives are appointed as our insurance agents.

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years.

Fiscal Year	Aggregate Amount of Commissions Paid to Distributor	Aggregate Amount of Commissions Retained by Distributor After Payments to its Registered Persons and Selling Firms
2020	$[•]	$[•]
2019	$44,403,101	$0
2018	$55,872,532	$0

MLIDC passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with MLIDC, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor’s operating and other expenses.

CALCULATION OF PERFORMANCE DATA

Average Annual Total Return

We may provide illustrations to show hypothetical Average Annual Total Returns for each Division based on the actual investment experience of the Divisions, Brighthouse Funds Trust I, Brighthouse Funds Trust II, the American Funds Insurance Series® and the Fidelity® Variable Insurance Products Fund. This information does not indicate or represent future performance. Average Annual Total Returns will be provided for a Division for 1, 5 and 10 years, or for a shorter period, if applicable.

SAI-3

We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Division at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of Units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.

Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Division through which the Eligible Fund is available. Eligible Fund Total Return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Division under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract charge factor for that partial year. This information does not indicate or represent future performance.

Certain portfolios of Brighthouse Funds Trust I and Brighthouse Funds Trust II have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior subadvisory history see “INVESTMENT ADVICE” on page SAI-3.

As discussed in the prospectus in the section entitled “Investment Performance Information,” the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Division of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the 1, 5 and 10 year periods and the year-to-date period ending with the date of the illustration.

Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under “Investment Performance Information.” The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

We may also show daily unit values for each Division in advertising and sales literature, including our website.

SAI-4

CALCULATION OF YIELDS

7-Day Yield

From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Ultra-Short Term Bond Division for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Division or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Division value by the Division value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Division value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%) and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.

The current yield will be calculated according to the following formula:

Current Yield = ((NCF-ES)/UV) x (365/7)

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of the BlackRock Ultra-Short Term Bond Division for the same 7- day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

Effective Yield = (1 + ((NCF-ES)/UV))365/7-1

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Ultra-Short Term Bond Division will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Ultra-Short Term Bond Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the division is affected by changes in interest rates on portfolio securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund’s operating expenses. Yields on amounts held in the BlackRock Ultra-Short Term Bond Division may also be presented for periods other than a 7-day period.

SAI-5

Other Division Yields

From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Divisions for a Contract for a 30-day or one-month period. The annualized yield of a Division refers to income generated by the Division over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Division during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Division units less division expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6- month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.35%); and the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one- month yield, an average per unit Administration Contract Charge is used.

The 30-day or one-month yield is calculated according to the following formula:

Yield = 2 x ((((NI-ES)/(U x UV)) + 1)6-1)

Where:

NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Division’s units.

ES = expenses of the Division for the 30-day or one-month period. U = the average number of units outstanding.

UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for a Division will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Division’s actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

NET INVESTMENT FACTOR

The net investment factor (“Net Investment Factor”) for each Division is determined on each day on which the New York Stock Exchange is open for trading as follows:

(1)      The net asset value per share of the Eligible Fund held in the Division determined as of the close of regular trading on the New York Stock Exchange on a particular day;

(2)      Plus the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

(3)      Is divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day; and

(4)      Finally, the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge that have accumulated since the close of regular trading on the New York Stock Exchange on the preceding trading day are subtracted. (See “Administration Charges, Contingent Deferred Sales Charge and Other Deductions” in the prospectus.) On an annual basis, the total deduction for such charges equals 1.35% of the daily net asset value of the Variable Account.

SAI-6

ANNUITY PAYMENTS

At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund selected.

When a variable payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. The impact of the choice of option and the sex and age of the Payee on the level of annuity payments is described in the prospectus under “Amount of Variable Annuity Payments.”

The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each Division to provide the annuity. This initial payment is converted into Annuity Units, the number of which remains constant. Each annuity payment is in an amount equal to that number of Annuity Units multiplied by the applicable Annuity Unit Value for that payment (described below). The applicable Annuity Unit Value for each Division will change from day to day depending upon the investment performance of the Division, which in turn depends upon the investment performance of the Eligible Fund in which the Division invests.

The selection of an assumed investment return (“Assumed Investment Return”) will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment. The definition of the Assumed Investment Return, and the effect of the level of the Assumed Investment Return on the amount of payments is explained in the prospectus under “Amount of Variable Annuity Payments.”

The number of Annuity Units credited under a variable payment option is determined as follows:

(1)    The proceeds under a deferred Contract, or the net purchase payment under an immediate Contract, are applied at the Company’s annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge and the amount of any outstanding loan plus accrued interest.)

(2)    The number of Annuity Units is determined by dividing the amount of the initial payment by the applicable Annuity Unit Value(s) next determined following the date of application of proceeds (in the case of a deferred Contract) or net purchase payment.

The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of Annuity Units by the applicable Annuity Unit Value which is determined at least 14 days before the payment is due.

The value of an Annuity Unit for each Division depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial Annuity Unit Values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available.

SAI-7

The Net Investment Factor and, therefore, changes in the value of an Annuity Unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See “Net Investment Factor” above.)

The Annuity Unit Value for each Division is equal to the corresponding Annuity Unit Value for the Division previously determined multiplied by the applicable Net Investment Factor for that Division for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor (“Assumed Interest Factor”) for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract’s annual Assumed Investment Return. In the calculation of Annuity Unit Values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract’s Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the Annuity Unit Value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the Annuity Unit Value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

Transfers among the variable Divisions will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Division to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds’ management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled “Federal Income Tax Status”.

When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed Investment Return of 3.5% per year. Thus, actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers an alternative Assumed Interest Rate of 5% which you may select. Fixed annuity income payments remain constant. Initial annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

The illustrations may show the income payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

We may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

SAI-8

HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

We may also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these tables use historical annual returns to illustrate that annuity income payments vary over time based on fluctuations in annual returns.

The illustrations reflect the daily charge to the Divisions for assuming mortality and expense risks, which is equivalent to an annual charge of .95% (1.20% for certain Division(s) and the daily administration asset charge which is equivalent to an annual charge of .40%. The amounts shown in the table also take into account the actual Eligible Funds’ management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled “Expense Table” for more complete details. The annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled “Federal Income Tax Status.”

The illustrations reflect the performance from the year of inception of the Selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed investment return. If the Assumed Investment Return (AIR) is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. We offer an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustrations are based on the current annuity purchase rates used by us. The rates may differ at the time you annuitize.

The illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

TAX STATUS OF THE CONTRACTS

Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. Section 817 of the Internal Revenue Code (Code) requires that the investments of each Division be “adequately diversified” in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each Division, through the Eligible Fund in which it invests, will satisfy these diversification requirements.

If Eligible Fund shares are sold directly to tax-qualified retirement plans that later lose their tax- qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable Contract Owners, including losing the benefit of tax deferral.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary Annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five

SAI-9

years after the date of such Owner’s death. These requirements will be considered satisfied as to any portion of an Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner’s death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

LEGAL MATTERS

The SEC requires the Eligible Funds’ Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected division(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements comprising each of the Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information have been audited by [_____], an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by [_____], an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of [_____] is [_____].

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Divisions of the Variable Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

[INSERT REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS]

SAI-10

Part C. Other Information

Item 27. Financial Statements and Exhibits

(a)		Exhibits

(1)	(i)	Resolutions of the Board of Directors of New England Mutual Life Insurance Company establishing a new separate account (approved July 15, 1987 and dated on August 31, 1987) for The New England Variable Account are incorporated herein by reference to the Registration Statement on Form N-4 (File Nos. 333-11131/811-05338) filed on August 30, 1996.

(b)		None

(c)	(i)	Distribution Agreement between New England Securities Corporation, Metropolitan Life Insurance Company and New England Variable Life Insurance Company is incorporated herein by reference to the Registration Statement on Form N-4 (File Nos. 333-11131/811-05338) filed on August 30, 1996.

	(iv)	Letter Supplement dated November 2, 2009 to the Distribution Agreement (dated August 19, 1996) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811- 04001) filed on November 2, 2009.

1

	(v)	Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post- Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on May 1, 1998.

	(vi)	Letter Supplement dated April 1, 2010 to the Distribution Agreement (dated August 19, 1996) is incorporated herein by reference to Post- Effective No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on April 20, 2010.

	(vii)	Distribution Agreement between MetLife Investors Distribution Company and Metropolitan Life Insurance Company (effective May 1, 2007) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 for Paragon Separate Account B (File Nos. 333-133675/811-07534) filed on February 6, 2008.

	(viii)	Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333- 83716/811-04001) filed on April 11, 2013.

	(ix)	Amended and Restated Bylaws of Metropolitan Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-4 (File No. 333-176654) filed April 12, 2017.

	(ix)	Amended and Restated Principal Underwriting Agreement between Metropolitan Life Insurance Company and MetLife Investors Distribution Company incorporated herein by reference to Post- Effective Amendment No.10 to this Registrant’s filed on April 23, 2019.

(d)	(i)	Form of New England Mutual Life Insurance Company Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on May 1, 1998.

	(ii)	Form of New England Mutual Life Insurance Company Contract Loan Endorsement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811- 05338) filed on May 1, 1998.

	(iii)	Forms of New England Mutual Life Insurance Company Endorsements, (Death of Owner, Individual Retirement Annuity, and Sample of Benefits for Disability of Annuitant) are incorporated herein by reference to Post- Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811- 05338) filed on May 1, 1998.

	(iv)	Forms of Metropolitan Life Insurance Company Endorsements (New Contract Loan, Spousal/Beneficiary Continuation) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/ 811-05338) filed on May 1, 1998.

	(v)	Form of Metropolitan Life Insurance Company Endorsement to New England Mutual Life Insurance Company Variable Annuity Contract (See (4)(i) above) is incorporated herein by reference to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on August 30, 1996.

2

(vi)	Forms of Metropolitan Life Insurance Company Variable Annuity Contract and Application are incorporated herein by reference to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on August 30, 1996.

(vii)	Forms of Metropolitan Life Insurance Company Endorsements (Fixed Account, Contract Loans, Tax-Sheltered Annuity, Periodic Reports and Postponement of Surrender) are incorporated herein by reference to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on August 30, 1996.

(viii)	Forms of New England Mutual Life Insurance Company Endorsements (Contract Loans, Fixed Account, Tax-Sheltered Annuity and Rider Benefits of Disability of Annuitant and Modification of Variable Life Income Section and New York Endorsement) are incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on February 26, 1999.

(ix)	Form of Metropolitan Life Insurance Company Endorsement (Roth Individual Retirement Annuity) is incorporated herein by reference to Post- III-2 Effective Amendment No. 3 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333- 11131/811-05338) filed on February 26, 1999.

(x)	Forms of Endorsements (Fixed Account and Postponement of Fixed Account Values) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811- 05338) filed on April 26, 1999.

(xi)	Forms of Endorsements (TSA) for Metropolitan Life Insurance Company and New England Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333- 11131/811-05338) filed on April 27, 2000.

(xii)	Form of Endorsement (VE-AMF-3 (05/01) Mortality and Expense Charge) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on February 27, 2001.

(xiii)	Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL- 439.1) (09/02); and Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/ 811- 05338) filed on April 25, 2003.

(xiv)	Form of Endorsement: Individual Retirement Annuity Endorsement ML 408.2 (9/02) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811- 05338) filed on April 29, 2004.

(xv)	Form of 401(a)/403(a) Plan Endorsement ML-401-3 (5/11) incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-83716/811-04001) filed on April 12, 2012.

(xvi)	Form of 457(b) Endorsement (Governmental and Tax-Exempt) ML-457-2 (5/11) incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-83716/811-04001) filed on April 12, 2012.

3

(e)	(i)	New England Mutual Life Insurance Company Application is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos.333-11131/811-05338) filed on February 26, 1999.

	(ii)	For Metropolitan Life Insurance Company Application see (4)(vi) above.

(f)	(i)	Amended and Restated Charter of Metropolitan Life Insurance Company, dated October 31, 2001 (effective November 27, 2001) is incorporated herein by reference to the initial Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333- 83716/811-04001) filed on March 5, 2002.

	(ii)	Amended and Restated By-Laws of Metropolitan Life Insurance Company, effective July 3, 2007, are incorporated herein by reference to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-52366/811-04001) filed on January 17, 2008.

(g)		None.

(h)	(i)(a)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Metropolitan Life Insurance Company effective July 2, 1991 is incorporated herein by reference to Post Effective Amendment No. 22 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 002-90380/811-04001) filed on April 30, 1997.

	(i)(b)	Amendment No. 1 to Participation Agreement (effective July 2, 1991) among Metropolitan Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation effective November 1, 1991 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.

	(i)(c)	Amendment No. 2 to Participation Agreement (effective July 2, 1991) among Metropolitan Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation effective December 15, 1994 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.

	(i)(d)	Notice under Participation Agreements (effective July 2, 1991), as amended, between Variable Insurance Products Fund, Variable Insurance Products Fund II, Fidelity Distributors Corporation and Metropolitan Life Insurance Company dated June 29, 2000 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.

	(i)(e)	Amendment No. 3 to Participation Agreement (effective July 2, 1991) among Metropolitan Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation effective September 5, 2000 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.

	(i)(f)	Fourth Amendment to Amended and Restated Participation Agreement (effective July 2, 1991) among Metropolitan Life Insurance Company, Variable Insurance Products Fund I and Fidelity Distributors Corporation effective May 1, 2004 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.

4

(i)(g)	Letter of Amendment and Assignment of Participation Agreements (dated July 1, 1991, as amended) between Variable Insurance Products Fund, Fidelity Distributors Corporation and Metropolitan Life Insurance Company and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Metropolitan Life Insurance Company consented June 18, 2007 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811- 04001) filed on November 2, 2009.

(i)(h)	Amendment No. 5 Dated April 28, 2008 to the Participation Agreements among Metropolitan Life Insurance Company, Variable Insurance Products Fund I and Variable Insurance Products Fund II (effective July 2, 1991, as amended), Variable Insurance Products Fund III (effective September 1, 2000, as amended), and Fidelity Variable Insurance Products V (effective May 16, 2007) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811- 04001) filed on November 2, 2009.

(i)(i)	Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distribution Corporation and Metropolitan Life Insurance Company effective as of April 28, 2008 and First Amendment effective as of April 28, 2008 incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-6 for Metropolitan Life Separate Account UL (File Nos. 033- 57320/811-06025) filed on April 18, 2008.

(i)(j)	Summary Prospectus Agreement (effective April 30, 2010) among Fidelity Distributors Corporation and Metropolitan Life Insurance Company, et al. is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-6 for Metropolitan Life Separate Account UL (File Nos. 033-57320/811-06025) filed on April 14, 2011.

(i)(k)	Amendment dated June 1, 2015 to the Participation Agreement dated November 25, 2002 between Metropoitan Life Insurance Company and Fidelity Distributors Corporation is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-4 (File No. 333-198314) filed April 12, 2017.

(ii)(a)	Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and Metropolitan Life Insurance Company dated April 30, 2001, is incorporated herein by reference to the initial Registration Statement for Metropolitan Life Separate Account E on Form N-4 (File Nos. 333-837161/04001) filed on March 5, 2002.

(ii)(b)	First Amendment to Participation Agreement (effective April 30, 2001) among Met Investors Series Trust, Met Investors Advisory LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company effective April 30, 2007; and Second Amendment to the Participation Agreement (effective April 30, 2001) among Met Investors Series Trust, MetLife Advisory LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company effective May 1, 2009 is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 for The New England Variable Account (File Nos. 333-11131/811-05338) filed on April 20, 2009.

(ii)(c)	Amendment to Participation Agreement in effect Among Met Investors Series Trust, Met Investors Advisory Corp., MetLife Investors Distribution Company and Metropolitan Life Insurance Company, et al. (effective April 30, 2010) incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-83716/811-04001) filed on April 12, 2012.

5

(ii)(d)	Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust I, Metropolitan Life Insurance Company, Brighthouse Investement Advisers, LLC and Brighthouse Securities, LLC is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-4 (File No. 333-176654) filed April 12, 2017.

(iii)(a)	Fund Participation Agreement among Metropolitan Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-52366/811- 04001) filed on August 3, 2001.

(iii)(b)	Amendment No. 1 Dated May 1, 2006 to the Participation Agreement dated April 30, 2001 among Metropolitan Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company; Amendment No. 2 Dated as April 28, 2008 to the Participation Agreement dated April 30, 2001, as Previously Amended among Metropolitan Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company; and Amendment No. 3 dated as of November 10, 2008 to the Participation Agreement dated April 30, 2001, as Previously Amended among Metropolitan Life Insurance Company, American Funds Insurance Series, and Capital Research and Management Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811- 04001) filed on November 2, 2009.

(iii)(c)	Amendment to Participation Agreement (effective April 30, 2010) among American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company, et al. is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333- 83716/811-04001) filed on April 12, 2011.

(iii)(d)	Amendment No. 4 Participation Agreement between Metropolitan Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company dated November 19, 2014 is incorporated herein by reference to Post- Effective Amendment No. 18 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333- 176654/811-04001) filed on April 13, 2016.

(iii)(e)	Amendment No. 3 dated May 1, 2016 to the Participation Agreement dated May 16, 1998 among Metropolitan Life Insurance Company, American Funds Insurance Series and Capital Research and Management Company is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-4 (File No. 333- 176654) filed April 12, 2017.

(iv)(a)	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company dated August 31, 2007 is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File Nos. 333-11131/811-05338) filed on April 18, 2008.

(iv)(b)	Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, et al. (effective April 30, 2010) incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-83716/811-04001) filed on April 12, 2012.

6

	(iv)(c)	Participation Agreement dated March 6, 2017 by and among Brighthouse Funds Trust II, Metropolitan Life Insurance Company, Brighthouse Investement Advisers, LLC and Brighthouse Securities, LLC is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-4 (File No. 333-176654) filed April 12, 2017.

(k)		Opinion and Consent of Counsel is incorporated herein by reference to Pre- Effective Amendment No. 1 to the Registration Statement on Form N-4 for Metropolitan Life Separate Account E (File Nos. 333-160722/811-04001) filed on November 2, 2009.

(l)		Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP). (To be filed by amendment).

(m)		None

(n)		None

(o)		Powers of Attorney for Metropolitan Life Insurance Company and its designated Separate Accounts (Incorporated herein by reference to the Registration Statement on form S-3 (File No.333-234816) filed on November 22, 2019.)

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices With Depositor
R. Glenn Hubbard	Chairman of the Board and Director
Chairman of the Board, MetLife, Inc.
Emeritus and Russell L. Carson
Professor of Economics and Finance,
Graduate School of Business, and Professor
of Economics, Faculty of Arts and Sciences,
Columbia University
200 Park Avenue
New York, NY 10166

Michel A. Khalaf	President and Chief Executive Officer and Director
President and Chief Executive Officer,
MetLife, Inc.
200 Park Avenue
New York, NY 10166

Cheryl W. Grise	Director
Former Executive Vice President,
Northeast Utilities
200 Park Avenue
New York, NY 10166

Carlos M. Gutierrez	Director
Co-Chair, The Albright Stonebridge Group
200 Park Avenue
New York, NY 10166

7

Name and Principal Business Address	Positions and Offices With Depositor
Gerald L Hassell	Director
Former Chairman of the Board and Chief
Executive Officer, The Bank of New York
Mellon Corporation
200 Park Avenue
New York, NY 10166

David L. Herzog	Director
Former Chief Financial Officer and Executive
Vice President of American International Group
200 Park Avenue
New York, NY 10166

Edward J. Kelly, III	Director
Former Chairman,
Institutional Clients Group,
Citigroup, Inc. 200 Park Avenue
New York, NY 10166

William E. Kennard	Director
Former U.S. Ambassador to the European Union
200 Park Avenue
New York, NY 10166

James M. Kilts	Director
Founding Partner,
Centerview Capital 200 Park Avenue
New York, NY 10166

Catherine R. Kinney	Director
Former President and Co-Chief Operating Officer,
New York Stock Exchange, Inc. 200 Park Avenue
New York, NY 10166

Diana McKenzie	Director
Former Chief Information Officer Workday, Inc.
200 Park Avenue
New York, NY 10166

Denise M. Morrison	Director
Former President and Chief Executive Officer,
Campbell Soup Company 200 Park Avenue
New York, NY 10166

Mark Weinberger	Director
Former Global Chairman and Chief Executive Officer of EY Company 200 Park Avenue
New York, NY 10166

8

Set forth below is a list of certain principal officers of Metropolitan Life Insurance Company. The principal business address of each principal officer is 200 Park Avenue, New York, NY 10166.

Name	Positions with Depositor
Michel A. Khalaf	President and Chief Executive Officer
Marlene Debel	Executive Vice President and Chief Risk Officer
Karl R. Erhardt	Executive Vice President and Chief Auditor
Stephen W. Gauster	Executive Vice President and General Counsel
Esther Lee	Executive Vice President and Global Chief Marketing Officer
John Dennis McCallion	Executive Vice President and Chief Financial Officer and Treasurer
William Pappas	Executive Vice President, Global Technology & Operations
Susan Podlogar	Executive Vice President and Chief Human Resources Officer
Tamara Schock	Executive Vice President and Chief Accounting Officer
Patrik Ringstroem	Executive Vice President and Chief Strategy Officer
Ramy Tadros	Executive Vice President
Michael Zarcone	Executive Vice President

Item 29. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

The Registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company. No person is controlled by the Registrant.

9

MetLife, Inc. Organizational Chart 12-31-20

ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES

AS OF December 31, 2020

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2018. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors’ qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.	MetLife Group, Inc. (NY)

1.	MetLife Services and Solutions, LLC (DE)

a)	MetLife Solutions Pte. Ltd. (Singapore)

i)	MetLife Services East Private Limited (India) - 99.99% is owned by MetLife Solutions Pte. Ltd. and .01% by Natiloportem Holdings, LLC

ii)	MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

B.	MetLife Home Loans, LLC (DE)

C.	Metropolitan Tower Life Insurance Company (NE)

a)	PREFCO X Holdings LLC (CT)

b)

PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

1.	Plaza Drive Properties LLC (DE)

2.	MTL Leasing, LLC (DE)

a)	PREFCO IX Realty LLC (CT)

b)	PREFCO XIV Holdings LLC (CT)

c)

PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

d)	1320 Venture LLC (DE)

i)	1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

e)	1320 GP LLC (DE)

3.	MetLife Assignment Company, Inc. (DE)

D.

MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company (“ALICO”), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

1.

MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited (“ITAS”) and the rest by third parties.

a)

MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

2.

Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

a)

AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

i)	Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

1)	AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

3.

MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.	MetLife Digital Ventures, Inc. (DE)

F.	Metropolitan Property and Casualty Insurance Company (RI)

1.	Metropolitan General Insurance Company (RI)

2.	Metropolitan Casualty Insurance Company (RI)

3.	Metropolitan Direct Property and Casualty Insurance Company (RI)

4.	MetLife Auto & Home Insurance Agency, Inc. (RI)

5.	Metropolitan Group Property and Casualty Insurance Company (RI)

6.	Metropolitan Lloyds, Inc. (TX)

a)

Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

7.	Economy Fire & Casualty Company (IL)

a)	Economy Preferred Insurance Company (IL)

b)	Economy Premier Assurance Company (IL)

G.	Newbury Insurance Company, Limited (DE)

H.	MetLife Investors Group, LLC (DE)

1.	MetLife Investors Distribution Company (MO)

2.	MetLife Investments Securities, LLC (DE)

1

I.	Metropolitan Life Insurance Company (“MLIC”) (NY)

1.	ML Sloan’s Lake Member, LLC (DE) - Metropolitan Life Insurance Company owns 55% and 45% by Metropolitan Tower Life Insurance Company.

2.	St. James Fleet Investments Two Limited (Cayman Islands)

a)	Park Twenty Three Investments Company (United Kingdom)

i)	Convent Station Euro Investments Four Company (United Kingdom)

b)	OMI MLIC Investments Limited (Cayman Islands)

3.	Sandpiper Cove Associates II, LLC (DE)

4.	MLIC Asset Holdings II LLC (DE)

MCJV, LLC (DE)

a)	El Conquistador MAH II LLC (DE)

5.	CC Holdco Manager, LLC (DE)

6.	Alternative Fuels I, LLC (DE)

7.	Transmountain Land & Livestock Company (MT)

8.	HPZ Assets LLC (DE)

9.	Missouri Reinsurance, Inc. (Cayman Islands)

10.	Metropolitan Tower Realty Company, Inc. (DE)

a)	Midtown Heights, LLC (DE)

11.	ML New River Village III, LLC (DE)

12.	MetLife RC SF Member, LLC (DE)

•	METLIFE ASHTON AUSTIN OWNER, LLC (DE)

•	METLIFE ACOMA OWNER, LLC (DE)

13.	23rd Street Investments, Inc. (DE)

a)	MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

b)	MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

i)	Met Canada Solar ULC (Canada)

14.	MetLife Holdings, Inc. (DE)

a)	MetLife Credit Corp. (DE)

b)	MetLife Funding, Inc. (DE)

15.	Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

a)	Met II Office, LLC (FL)

16.	ML Southlands Member, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% by Metropolitan Tower Life Insurance Company.

ML PORT CHESTER SC MEMBER, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% is owned by Metropolitan Tower Life Insurance Company.

17.	Corporate Real Estate Holdings, LLC (DE)

18.	MetLife Tower Resources Group, Inc. (DE)

19.	ML Sentinel Square Member, LLC (DE)

20.	MetLife Securitization Depositor, LLC (DE)

21.	WFP 1000 Holding Company GP, LLC (DE)

22.	MTU Hotel Owner, LLC (DE) 13-5581829

23.	White Oak Royalty Company (OK)

24.	500 Grant Street GP LLC (DE)

25.	500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

26.	MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

27.	MetLife Retirement Services LLC (NJ)

28.	Euro CL Investments, LLC (DE)

29.	MEX DF Properties, LLC (DE)

a)	MPLife, S. de R.L. de C.V. (Mexico) - 99.99% of MPLife, S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

MET 1065 HOTEL, LLC (DE)

30.	MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

31.	MetLife Properties Ventures, LLC (DE)

32.	Housing Fund Manager, LLC (DE)

33.	MLIC Asset Holdings LLC (DE)

34.	85 Broad Street Mezzanine LLC (DE)

35.	The Building at 575 Fifth Avenue Mezzanine LLC (DE)

a)	The Building at 575 Fifth Retail Holding LLC (DE)

i)	The Building at 575 Fifth Retail Owner LLC (DE)

36.	ML Bridgeside Apartments LLC (DE)

37.	MetLife Chino Member, LLC (DE)

38.	MLIC CB Holdings LLC (DE)

39.	MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by Metropolitan Tower Life Insurance Company.

ML MATSON MILLS MEMBER LLC (DE)

40.	Oconee Hotel Company, LLC (DE)

ML 300 THIRD MEMBER LLC (DE)

41.	Oconee Land Company, LLC (DE)

a)	Oconee Land Development Company, LLC (DE)

b)	Oconee Golf Company, LLC (DE)

c)	Oconee Marina Company, LLC (DE)

2

42.	1201 TAB Manager, LLC (DE)

43.	MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

44.	MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by Metropolitan Tower Life Insurance Company.

45.	1001 Properties, LLC (DE)

46.	6104 Hollywood, LLC (DE)

47.	Boulevard Residential, LLC (DE)

48.	ML-AI MetLife Member 3, LLC (DE)

•	WHITE TRACT II, LLC (DE)

•	METLIFE JAPAN US EQUITY FUND LP (DE)

•	METLIFE JAPAN US EQUITY OWNERS LLC (DE)

49.	Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company, Inc.

50.	Marketplace Residences, LLC (DE)

51.	ML Swan Mezz, LLC (DE)

a)	ML Swan GP, LLC (DE)

52.	ML Dolphin Mezz, LLC (DE)

a)	ML Dolphin GP, LLC (DE)

53.	Haskell East Village, LLC (DE)

54.	MetLife Cabo Hilton Member, LLC (DE) - 83.1% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by Metropolitan Tower Life Insurance Company.

55.	150 North Riverside PE Member, LLC (DE) - MLIC owns an 81.45% membership interest and Metropolitan Tower Life Insurance Company owns a 18.55% membership interest

56.	ML Terraces, LLC (DE)

57.	Chestnut Flats Wind, LLC (DE)

58.	MetLife 425 MKT Member, LLC (DE)

59.	MetLife OFC Member, LLC (DE)

60.	MetLife THR Investor, LLC (DE)

61.	ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by Metropolitan Tower Life Insurance Company.

62.	ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

63.	MetLife CB W/A, LLC (DE)

64.	MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by Metropolitan Tower Life Insurance Company.

ML BLOCK 40, LLC (DE)

65.	10700 Wilshire, LLC (DE)

66.	Viridian Miracle Mile, LLC (DE)

67.	MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by Metropolitan Tower Life Insurance Company.

68.	MetLife OBS Member, LLC (DE)

69.	MetLife 1007 Stewart, LLC (DE)

70.	ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC’s ownership interest is owned by MLIC and 1.03% by Metropolitan Tower Life Insurance Company.

71.	MetLife Treat Towers Member, LLC (DE)

72.	MetLife FM Hotel Member, LLC (DE)

a)	LHCW Holdings (U.S.) LLC (DE)

i)	LHC Holdings (U.S.) LLC (DE)

1)	LHCW Hotel Holding LLC (DE)

aa)	LHCW Hotel Holding (2002) LLC (DE)

bb)	LHCW Hotel Operating Company (2002) LLC (DE)

73.	ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by Metropolitan Tower Life Insurance Company.

74.	MetLife SP Holdings, LLC (DE)

a)	MetLife Private Equity Holdings, LLC (DE)

75.	Buford Logistics Center, LLC (DE)

76.	MetLife Park Tower Member, LLC (DE)

a)	Park Tower REIT, Inc. (DE)

i)	Park Tower JV Member, LLC (DE)

77.	MCPP Owners, LLC (DE) - 87.34% is owned by MLIC, 1.81% by Metropolitan Tower Life Insurance Company, and 10.85% by MTL Leasing, LLC.

78.	ML-AI MetLife Member 5, LLC (DE)

79.	MetLife HCMJV 1 GP, LLC (DE)

METLIFE HCMJV 1 LP, LLC (DE)

80.	MetLife ConSquare Member, LLC (DE)

81.	MetLife Ontario Street Member, LLC (DE)

82.	1925 WJC Owner, LLC (DE)

ML BELLEVUE MEMBER, LLC (DE)

83.	MetLife Member Solaire, LLC (DE)

84.	Sino-US United MetLife Insurance Company, Ltd. - 50% of Sino-US United MetLife Insurance Company, Ltd. Is owned by MLIC and 50% is owned by a third party.

85.	MetLife Property Ventures Canada ULC (Canada)

86.	MetLife Canadian Property Ventures, LLC (NY)

METLIFE LEGAL PLANS, INC. (DE)

a)	HYATT LEGAL PLANS OF FLORIDA, INC. (FL)

b)	BEQUEST, INC. (DE)

1.	WILLWISER LLC (FL)

2.	THE INHERITANCE COMPANY (DE)

87.	ML Cerritos TC Member, LLC (DE) - Metropolitan Life Insurance Company owns 60% and 40% by Metropolitan Tower Life Insurance Company.

88.	MetLife Boro Station Member, LLC (DE)

89.	MetLife 8280 Member, LLC (DE)

90.	Southcreek Industrial Holdings, LLC (DE)

91.	MMP Owners, LLC (DE) - 98.82% is owned by MLIC and 1.18% is owned by Metropolitan Property and Casualty Insurance Company.

ML Armature Member, LLC (DE)

92.	ML-AI MetLife Member 4, LLC (DE) - 60% owned by MLIC and 40% owned by Metropolitan Tower Life Insurance Company.

MMP OWNERS III, LLC (DE)

a)	METLIFE MULTI-FAMILY PARTNERS III, LLC (DE)

b)	MMP HOLDINGS III, LLC (DE)

1.	MMP CEDAR STREET REIT, LLC (DE)

a.	MMP CEDAR STREET OWNER, LLC (DE)

2.	MMP SOUTH PARK REIT, LLC (DE)

a.	MMP SOUTH PARK OWNER, LLC (DE)

3.	MMP OLIVIAN REIT, LLC (DE)

a.	MMP OLIVIAN OWNER, LLC (DE)

MC PORTFOLIO JV MEMBER, LLC (DE)

J.	MetLife Capital Trust IV (DE)

3

K.	MetLife Investment Advisors, LLC (DE)

1.	MetLife Alternatives GP, LLC (DE)

a)

MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

b)

MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

c)

MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

d)

MetLife International PE Fund III, LP (Cayman Islands) - 88.93% of the limited partnership interests of MetLife International PE Fund III, LP is owned by MetLife Insurance K.K., 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

e)

MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K., 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

f)

MetLife International PE Fund V, LP (Cayman Islands) - 81.699% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K., 15.033% is owned by MetLife Limited (Hong Kong) and the remaining 3.268% is owned by MetLife Insurance Company of Korea.

g)

MetLife International PE Fund VI, LP (Cayman Islands) - 76.323% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K., 20.208% is owned by MetLife Limited and the remaining 3.469% is owned by MetLife Insurance Company of Korea.

2.	MetLife Loan Asset Management LLC (DE)

3.	MLIA SBAF COLONY MANAGER LLC (DE), METLIFE JAPAN US EQUITY FUND GP LLC (DE)

4.	MetLife Core Property Fund GP, LLC (DE)

a)

MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the “Fund”). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 15.60%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 2.52%, MetLife Insurance Company of Korea Limited owns 2.04%, MetLife Insurance K.K. owns 6.94%, Metropolitan Property and Casualty Insurance Company owns 1.76% and Metropolitan Tower Life Insurance Company owns 0.05%.

i)	MetLife Core Property REIT, LLC (DE)

1)

MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC also holds, directly or indirectly, the following limited liability companies (indirect ownership indicated in parenthesis): MCP Alley24 East, LLC; MCP Property Management, LLC; MCP One Westside, LLC; MCP 7 Riverway, LLC; MCPF Acquisition, LLC; MCP SoCal Industrial - Springdale, LLC; MCP SoCal Industrial - Concourse, LLC; MCP SoCal Industrial - Kellwood, LLC; MCP SoCal Industrial - Redondo, LLC; MCP SoCal Industrial - Fullerton, LLC; MCP SoCal Industrial - Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MetLife Core Property TRS, LLC; MCP SoCal Industrial - LAX, LLC; MCP SoCal Industrial - Anaheim, LLC; MCP SoCal Industrial - Canyon, LLC; MCP SoCal Industrial - Bernardo, LLC; MCP Ashton South End, LLC; MCP Lodge At Lakecrest, LLC; MCP Main Street Village, LLC; MCP Trimble Campus, LLC; MCP Highland Park Lender, LLC; MCP Buford Logistics Center Bldg B, LLC; MCP 22745 & 22755 Relocation Drive, LLC; MCP 9020 Murphy Road, LLC; MCP Atlanta Gateway, LLC; MCP Northyards Holdco, LLC; MCP Northyards Owner, LLC (100%); MCP Northyards Master Lessee, LLC (100%); MCP VOA Holdings, LLC; MCP VOA I & III, LLC (100%); MCP VOA II, LLC (100%); MCP West Broad Marketplace, LLC; MCP Union Row, LLC; MCP Fife Enterprise Center, LLC; MCP 2 Ames, LLC; MCP 2 Ames Two, LLC (100%); MCP 2 Ames One, LLC (100%); MCP 2 Ames Owner, LLC (89%); MCP 350 Rohlwing, LLC; MCP - Wellington, LLC; MCP Onyx, LLC; MCP Valley Forge, LLC; MCP Valley Forge Two, LLC (100%); MCP Valley Forge One, LLC (100%); MCP Valley Forge Owner, LLC (89%); MCP MA Property REIT, LLC; MCPF - Needham, LLC (100%); MCP 60 11th Street Member, LLC; 60 11th Street, LLC (100%); MCP Fife Enterprise Member, LLC; Fife Enterprise Center Venture, LLC (100%); MCP-English Village, LLC; MCP 100 Congress Member, LLC; 100 Congress Venture, LLC (55%); 100 Congress REIT, LLC (55%); 100 Congress Owner, LLC (55%); MCP DMCBP Phase II Member, LLC; DMCBP Phase II Venture, LLC (95%); Des Moines Creek Business Park Phase II, LLC (95%); MCP Magnolia Park Member, LLC; Magnolia Park Greenville Venture, LLC (90%); Magnolia Park Greenville, LLC (90%); MCP Denver Pavilions Member, LLC; Denver Pavilions Venture, LLC (80%); Denver Pavilions OwnerCo, LLC (80%); MCP Buford Logistics Center 2 Member, LLC; Buford Logistics Center 2 Venture, LLC (95%); Buford Logistics Center Bldg A Venture, LLC (95%); MCP Seattle Gateway I Member, LLC; Seattle Gateway I Venture, LLC (95%); Seattle Gateway Industrial I, LLC (95%); MCP 249 Industrial Business Park Member, LLC; 249 Industrial Business Park Venture, LLC (95%); 249 Industrial Business Park, LLC (95%); MCP Seattle Gateway II Member, LLC; Seattle Gateway II Venture, LLC (95%); Seattle Gateway Industrial II, LLC (95%); MCP Seventh and Osborn Retail Member, LLC; Seventh and Osborn Retail Venture, LLC (92.5%); Seventh and Osborn Retail, LLC (92.5%); MCP Seventh and Osborn MF Member, LLC; Seventh and Osborn MF Venture, LLC (92.5%); High Street Seventh and Osborn Apartments, LLC (92.5%); MCP Block 23 Member, LLC; Block 23 Residential Investors, LLC (90%); SLR Block 23 Residential Owner, LLC (90%); MCP Burnside Member, LLC; Alta Burnside Venture, LLC (92.5%); Alta Burnside, LLC (92.5%); MCP Mountain Technology Center Member TRS, LLC; Mountain Technology Center Venture, LLC (95%); Mountain Technology Center Venture Sub A, LLC (95%); Mountain Technology Center Venture Sub B, LLC (95%); Mountain Technology Center Venture Sub C, LLC (95%); Mountain Technology Center Venture Sub D, LLC (95%); Mountain Technology Center Venture Sub E, LLC (95%).

aa)	MCP Property Management, LLC (DE)

bb)	MCP Core Property TRS, LLC (DE)

MCP COMMON DESK TRS, LLC (DE)

5.	MIM I LLC (PA), MIM EMD GP, LLC (DE)

6.	MIM Property Management, LLC (DE)

a)	MIM Property Management of Georgia 1, LLC (DE)

b)	MIM MetWest International Manager, LLC (DE)

c)	MIM ML-AI Venture 5 Manager, LLC (DE)

d)	MIM Clal General Partner, LLC (DE)

7.	MetLife Commercial Mortgage Income Fund GP, LLC (DE)

a)

MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the “Fund”). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 26.6%, MetLife Insurance Company of Korea Limited owns 2.1%, MetLife Limited owns 2.7%, Metropolitan Life Insurance Company of Hong Kong Limited owns 0.03% and Metropolitan Tower Life Insurance Company owns 2.7% (the remainder is held by third party investors).

i)	MetLife Commercial Mortgage REIT, LLC (DE)

1)	MetLife Commercial Mortgage Originator, LLC (DE)

aa)	MCMIF Holdco I, LLC (DE)

bb)	MCMIF Holdco II, LLC (DE)

8.	MLIA SBAF Manager, LLC (DE)

9.	MLIA Manager I, LLC (DE)

10.	ML - URS PORT CHESTER SC MANAGER, LLC (DE), ML BELLEVUE MANAGER, LLC (DE) and MLIA Park Tower Manager, LLC (DE)

11.	MetLife Middle Market Private Debt GP, LLC (DE)

a.

MetLife Middle Market Private Debt Fund, LP (DE) - MetLife Middle Market Private Debt GP, LLC is the general partner of MetLife Middle Market Private Debt Fund, LP (the “Fund”). The following affiliates hold limited partnership interests in the Fund: MetLife Private Equity Holdings, LLC (31.15%) and Metropolitan Life Insurance Company (31.15%). The remainder is held by third party investors.

12.	MetLife Middle Market Private Debt Parallel GP, LLC (DE)

a.

MetLife Middle Market Private Debt Parallel Fund, LP (Cayman Islands) - MetLife Middle Market Private Debt Parallel GP, LLC is the general partner of MetLife Middle Market Private Debt Parallel Fund, LP. The following affiliate holds a limited partnership interest in the Fund: MetLife Insurance K.K. (100%).

L.	SafeGuard Health Enterprises, Inc. (DE)

1.	MetLife Health Plans, Inc. (DE)

2.	SafeGuard Health Plans, Inc. (CA)

3.	SafeHealth Life Insurance Company (CA)

4.	SafeGuard Health Plans, Inc. (FL)

5.	SafeGuard Health Plans, Inc. (TX)

M.	Cova Life Management Company (DE)

N.	MetLife Reinsurance Company of Charleston (SC)

O.	MetLife Reinsurance Company of Vermont (VT)

P.	Delaware American Life Insurance Company (DE)

Q.	Federal Flood Certification LLC (TX)

R.	MetLife Global Benefits, Ltd. (Cayman Islands)

S.

Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

T.	MetLife Consumer Services, Inc. (DE)

U.	MetLife Global, Inc. (DE)

V.	MetLife Insurance Brokerage, Inc. (NY)

4

W.	American Life Insurance Company (ALICO) (DE)

1.	MetLife Insurance K.K. (Japan)

a)	Communication One Kabushiki Kaisha (Japan)

b)	FORTISSIMO CO., LTD (Japan)

c)	METLIFE JAPAN US EQUITY OWNERS (BLOCKER) LLC (DE)

2.	MetLife Global Holding Company I GmbH (SWISS I) (Switzerland)

a)	MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

b)	MetLife Global Holding Company II GmbH (Swiss II) (Switzerland)

i)	ALICO European Holdings Limited (Ireland)

1)	Closed Joint-stock Company Master-D (Russia)

aa)

Joint-Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by Closed Joint-stock Company Master-D and 49% is owned by MetLife Global Holding Company II GmbH.

ii)	MetLife Asia Holding Company Pte. Ltd. (Singapore)

1)	MetLife Innovation Centre Pte. Ltd. (Singapore)

2)	LumenLab Malaysia Sdn. Bhd. (Malaysia)

iii)	MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

iv)	MetLife Investment Management Limited (United Kingdom)

v)

MM Global Operations Support Center, S.A. de C.V. (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.00049095% is held by MetLife Global Holding Company I GmbH (Swiss).

1.	Fundacion MetLife Mexico, A.C. (Mexico)

vi)

MetLife Colombia Seguros de Vida S.A. (Colombia) - 89.999965713458300000% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH , 10.000031593881300000000% is owned by MetLife Global Holding Company I GmbH, 0.000000897553447019009% is owned by International Technical and Advisory Services Limited, 0.000000897553447019009% is owned by Borderland Investments Limited and 0.000000897553447019009% by Natiloportem Holdings, LLC.

vii)	PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

viii)	MetLife Innovation Centre Limited (Ireland)

ix)	MetLife EU Holding Company Limited (Ireland)

1)	MetLife Europe d.a.c (Ireland)

1.	MetLife Pension Trustees Limited (United Kingdom)

2)	Agenvita S.r.l. (Italy)

3)	MetLife Europe Insurance d.a.c (Ireland)

4)	MetLife Europe Services Limited (Ireland)

5)	MetLife Services, Sociedad Limitada (Spain)

6)	MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

7)	MetLife Solutions S.A.S. (France)

8)

Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

9)	MetLife Towarzystwo Ubiezpieczen na Zycie I Reasekuracji S.A. (Poland)

aa)	MetLife Services Sp z.o.o. (Poland)

bb)	MetLife Towarzystwo Funduszy Inwestycyjnych, S.A. (Poland)

cc)	MetLife Powszechne Towarzystwo Emerytalne S.A. (Poland)

10)	MetLife Services Cyprus Limited (Cyprus)

aa)	Hellenic Alico Life Insurance Company, Ltd. (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by MetLife Services Cyprus Limited and the remaining is owned by a third party.

11)	MetLife Services EOOD (Bulgaria)

12)	MetLife Life Insurance S.A. (Greece)

aa)	MetLife Mutual Fund Company (Greece) - 90% of MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining by a third party.

13)	First American-Hungarian Insurance Agency Limited (Hungary)

x)	MetLife Investment Management Holdings (Ireland)Limited (Ireland)

1)	MetLife Investments Asia Limited (Hong Kong)

2)	MetLife Syndicated Bank Loan Lux GP, S.a.r.l. (Luxembourg)

aa)

MetLife BL (Cayman), LP (Cayman Islands) - MetLife BL (Cayman), LP is an investors in the Fund. The following affiliates hold limited partnership interest in the feeder: MetLife Limited (3.14%), MetLife Insurance K.K. (93.72%) and MetLife Insurance Company of Korea Limited (3.14%).

bb)

MetLife Syndicated Bank Loan Fund, SCSp (Luxembourg) - MetLife Syndicated Bank Loan Lux GP, Sarl is the general partner of MetLife Syndicated Bank Loan Fund, SCSp (the “Fund”). The only investors in the Fund are MetLife BL Feeder (Cayman), LP and MetLife BL Feeder, LP.

3)	MetLife Investments Limited (United Kingdom) - 99.9% of MetLife Investments Limited (UK) is MetLife Investment Management Holdings (Ireland) Limited and .01% by MetLife Global Holding Company II GmbH.

4)

MetLife Latin America Asesorias e Inversiones Limitada (Chile) - 99.99% of MetLife Latin American Asesorias e Inversiones Limitada is owned by MetLife Investment Management Holdings (Ireland) Limited and .01% is owned by MetLife Global Holding Company II GmbH (Swiss).

5)	MetLife Global Infrastructure LUX GP, S.a.r.l. (Luxembourg)

xi)	MetLife Asia Services Sdn. Bhd (Malasya)

1)	ALICO OPERATIONS, LLC (DE)

2)	MetLife Asset Management Corp. (Japan) - The official entity name is “MetLife Asset Management Corp. (Japan)” and it is domiciled in Japan.

3)	MetLife Seguros S.A. (Uruguay)

xii)	MetLife International Holdings, LLC (DE)

1)	Natiloportem Holdings, LLC (DE)

aa)

Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios, S.A. de C.V.

i)	MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

ii)	MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

2)	PNB MetLife India Insurance Company Limited (India)- 32.05% is owned by MetLife International Holdings, LLC and the remainder is owned by third parties.

3)	Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, LLC and 0.00065% is owned by Natiloporterm Holdings, LLC.

4)	MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

5)

Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

6)

MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

7)	MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

8)	Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

9)	Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

aa)

MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. is held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

10)	MetLife Worldwide Holdings, LLC (DE)

aa)	BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

11)	MetLife International Limited, LLC (DE)

12)	MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

13)	MetLife Asia Limited (Hong Kong)

14)	AmMetLife Insurance Berhad (Malaysia) - 50.000002% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

15)	AmMetLife Takaful Berhad (Malaysia) - 49.999997% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

16)	MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

17)

MetLife Mas, S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

5

18)	MetLife Ireland Holdings One Limited (Ireland)

aa)	MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

i)	MetLife Ireland Treasury d.a.c (Ireland)

1)	MetLife General Insurance Limited (Australia)

2)

MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury d.a.c and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

aaa)	The Direct Call Centre PTY Limited (Australia)

bbb)	MetLife Investments PTY Limited (Australia)

i)

MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investments PTY Limited (“MIPL”). MIPL is a wholly owned subsidiary of MetLife Insurance Limited.

ii)	Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, LLC.

1)	MetLife Mexico Holdings, S. de R.L. de C.V. (Mexico) - 99.99995% is owned by Metropolitan Global Management, LLC, and .00005% is owned by Excelencia Operativa y Tecnologica,S.A. de C.V.

aaa)	MetLife Pensiones Mexico S.A. (Mexico)- 97.5125% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and 2.4875% is owned by MetLife International Holdings, LLC.

bbb)	MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and 2% is owned by MetLife International Holdings, LLC.

ccc)	MetLife Mexico S.A. (Mexico)- 99.050271% is owned by MetLife Mexico Holdings, S. de R.L. de C.V. and 0.949729% is owned by MetLife International Holdings, LLC.

i)	ML Capacitacion Comercial S.A. de C.V.(Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

2)	MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

aaa)	MetLife Financial Services, Co., Ltd. (South Korea)

3.	International Investment Holding Company Limited (Russia)

4.	Borderland Investments Limited (DE)

a)	ALICO Hellas Single Member Limited Liability Company (Greece)

5.	International Technical and Advisory Services Limited (“ITAS”) (DE)

6.	ALICO Properties, Inc. (DE) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

a)	Global Properties, Inc. (DE)

7.

MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

X.	MetLife European Holdings, LLC (DE)

Y.	MetLife Investment Management Holdings, LLC (DE)

1)	Logan Circle Partners GP, LLC (PA)

2)	Logan Circle Partners, L.P. (PA)

a)	Logan Circle Partners I LLC (PA)

b)	Logan Circle Partners Investment Management, LLC (DE)

3)	MetLife Real Estate Lending Manager LLC (DE)

4)	MetLife Real Estate Lending LLC (DE)

5)	ML Venture 1 Manager, S. de R.L. de C.V. (Mexico) - 99.9% is owned by MetLife Investment Management Holdings, LLC and 0.1% is owned by MetLife Investment Management Holdings (Ireland) Limited.

1) The voting securities (excluding directors’ qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

6

Item 30. Indemnification

As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant’s principal underwriter (the “Underwriter”)), which is incorporated in the state of Delaware, and the Depositor, which is incorporated in the state of New York, shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of the fact that such person is or was a director or officer of the respective company, under certain circumstances, against liabilities and expenses incurred by such person.

MetLife, Inc. also has adopted a policy to indemnify employees (“MetLife Employees”) of MetLife, Inc. or its affiliates (“MetLife”), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

10

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company, pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)	MetLife Investors Distribution Company

1095 Avenue of the Americas

New York, NY 10036

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (including the Registrant):

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Life Variable Annuity Separate Account II

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

New England Life Retirement Investment Account

New England Variable Annuity Fund I

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Separate Account No. 13S

11

(b)

MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 200 Park Avenue, New York, NY 10166.

Name And Principal Business Address	Positions And Offices With Underwriter
Derrick Kelson	Director, Chairman of the Board, President and Chief Executive
Gragg Building	Officer
11225 North Community House Road
Charlotte NC, 28277

Elisabeth	Vice President, Chief Compliance Officer
Bedore 1 MetLife Way
Whippany, NJ 07981

Buford, Kelli	Secretary
200 Park Avenue
New York, NY 10166

Bradd Chignoli	Director, Senior Vice President
501 Route 22
Bridgwater, NJ 08807

Charles Connery	Vice President and Treasurer
1 MetLife Way
Whippany, NJ 07981

Dina Lumerman	Director, Vice President
501 Route 22
Bridgwater, NJ 08807

Justin Saudo	Vice President and Chief Information Security Officer
200 Park Avenue
New York, NY 10166

Thomas Schuster	Director, Senior Vice President
200 Park Avenue
New York, NY 10166

Stuart Turetsky	Chief Financial Officer
18210 Crane Nest Dr
Tampa FL, 33647

Robin Wagner	Legal Officer
200 Park Avenue
New York, NY 10166

(c)

Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions		(3) Compensation on Redemption		(4) Brokerage Commissions		(5) Other Compensation
MetLife Investors Distribution Company	$	*	$	*	$	*	$	*

Commissions are paid by the Company directly to agents who are registered representatives of the Principal Underwriter or to broker-dealers that have entered into a selling agreement with the principal underwriter with respect to sales of the Contracts.

12

Item 32. Location of Accounts and Records

The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)	MetLife, 101 Arch Street, 8th Floor, Boston, MA 02110

(b)	Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166

(c)	MetLife, 18210 Crane Nest Drive, Tampa, FL 33647

(d)	MetLife Investors Distribution Company, 200 Park Avenue, New York, NY 10166

Item 33. Management Services

Not applicable

Item 34. Undertakings

Registrant hereby makes the following undertakings:

(1)

To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(2)

To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(3)	To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

(4)	To offer Contracts to participants in the Texas Optional Retirement Program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

(5)

To comply with and rely upon the Securities and Exchange Commission No-Action Letter to the American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

Representations

Depositor hereby makes the following representation:

Metropolitan Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Contracts.

13

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City of New York, and State of New York, the on the 19th day February, 2021

METROPOLITAN LIFE SEPARATE ACCOUNT E (Registrant)

BY: METROPOLITAN LIFE INSURANCE COMPANY (Depositor)

BY:	/S/ Howard Kurpit
Howard Kurpit Senior Vice President

BY: METROPOLITAN LIFE INSURANCE COMPANY (Depositor)

BY:	/S/ Howard Kurpit
Howard Kurpit Senior Vice President

14

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on February 18th, 2021.

Signature	Title
* R. Glenn Hubbard	Chairman of the Board and Director

* Michel A. Khalaf	President and Chief Executive Officer and Director

* John D. McCallion	Executive Vice President and Chief Financial Officer and Treasurer

* Tamara Schock	Executive Vice President and Chief Accounting Officer

* Cheryl W. Grise	Director

* Carlos M. Gutierrez	Director

* Gerald L. Hassell	Director

* David L. Herzog	Director

* Edward J. Kelly, III	Director

* William E. Kennard	Director

* James M. Kilts	Director

* Catherine R. Kinney	Director

* Diana McKenzie	Director

* Denise M. Morrison	Director

* Mark A. Weinberger	Director
* By:
/S/ ROBIN WAGNER

Robin Wagner Attorney-In-Fact February 18th, 2021

*	Metropolitan Life Insurance Company. Executed by Robin Wagner, on behalf of those indicated pursuant to powers of attorney.

15